Flexible Premium Variable Life Insurance Policy

                                                                       issued by

                                                         COVA FINANCIAL SERVICES
                                                          LIFE INSURANCE COMPANY

                                                              COVA VARIABLE LIFE
                                                                     ACCOUNT ONE





This prospectus describes the Flexible Premium Variable Life Insurance Policy that we are offering.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the following 41
Investment Funds listed below which are offered through our Separate Account (you can invest in up to 15 of the Investment Funds and the General Account at any one time). When you purchase a Policy, you bear the complete investment risk. This means that the Cash Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.

AIM Variable Insurance Funds, Inc.:

     Advisor: A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Advisor: Alliance Capital Management L.P.
         Premier Growth Portfolio
         Real Estate Investment Portfolio


Cova Series Trust:

     Advisor: J.P. Morgan
     Investment Management Inc.
         Select Equity Portfolio
         Small Cap Stock Portfolio
         International Equity Portfolio
         Quality Bond Portfolio
         Large Cap Stock Portfolio

     Advisor: Lord, Abbett & Co.
         Bond Debenture Portfolio
         Mid-Cap Value Portfolio
         Large Cap Research Portfolio
         Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio


General American Capital Company:

     Advisor: Conning Asset Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust:

     Advisor: Goldman Sachs Asset Management
         Goldman Sachs Growth and Income Fund

     Advisor: Goldman Sachs Asset Management International
         Goldman Sachs International Equity Fund
         Goldman Sachs Global Income Fund


Kemper Variable Series:

     Advisor: Scudder Kemper Investments, Inc.
         Kemper Small Cap Value Portfolio
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio


Liberty Variable Investment Trust:

     Advisor: Newport Fund Management Inc.
         Newport Tiger Fund, Variable Series


MFS(R) Variable Insurance TrustSM:

     Advisor: MFS Investment Management(R)
         MFS Emerging Growth Series
         MFS Research Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS Global Governments Series


Oppenheimer Variable Account Funds:

     Advisor: OppenheimerFunds, Inc.
         Oppenheimer High Income Fund/VA
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
         Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust:

     Advisor: Putnam Investment Management, Inc.
         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT International New
          Opportunities Fund - Class IA Shares
         Putnam VT New Value Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares


Templeton Variable Products Series Fund:

     Advisor: Templeton Asset Management Ltd.
         Templeton Developing Markets Fund, Class 1

     Advisor: Templeton Investment Counsel, Inc.
         Templeton International Fund, Class 1

     Advisor: Franklin Mutual Advisers LLC
         Mutual Shares Investments Fund, Class 1

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding registrants that file electronically with the Commission.

The Policy:

o    is not a bank deposit.

o    is not federally insured.

o    is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.

The SEC has not approved the Policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

DATE: November 8, 1999

TABLE OF CONTENTS                                         Page

 SPECIAL TERMS                                               4

 SUMMARY                                                     5
     The Variable Life Insurance Policy                      5
     Purchases                                               5
     Investment Choices                                      5
     Expenses                                                5
     Death Benefit                                           9
     Taxes                                                   9
     Access to Your Money                                    9
     Other Information                                       9
     Inquiries                                              10

PART I                                                      11

  1. THE VARIABLE LIFE INSURANCE POLICY                     11

  2. PURCHASES                                              11
     Application for a Policy                               11
     Premiums                                               11
     Unscheduled Premiums                                   11
     Lapse and Grace Period                                 11
     Reinstatement                                          12
     Allocation of Premium                                  12
     Cash Value of Your Policy                              12
     Method of Determining Cash Value of an Investment Fund 12
     Net Investment Factor                                  13
     Our Right to Reject or Return a Premium Payment        13

  3. INVESTMENT FUNDS                                       13
     Substitution and Limitations on Further Investments    14
     Transfers                                              14
     Dollar Cost Averaging                                  15
     Portfolio Rebalancing                                  15
     Approved Asset Allocation Programs                     15

  4. EXPENSES                                               16
     Tax Charges                                            16
     Sales Charge                                           16
     Selection and Issue Expense Charge                     16
     Monthly Policy Charge                                  16
     Monthly Cost of Insurance Charge                       16
     Charges for Additional Benefit Riders                  17
     Mortality and Expense Risk Charge                      17
     Surrender Charge                                       17
     Transaction Charges                                    18
     Investment Fund Expenses                               18

  5. DEATH BENEFIT                                          18
     Change of Death Benefit                                19
     Change in Face Amount                                  19

  6. TAXES                                                  19
     Life Insurance in General                              19
     Taking Money Out of Your Policy                        19
     Diversification                                        20

  7. ACCESS TO YOUR MONEY                                   20
     Policy Loans                                           20
     Loan Interest Charged                                  20
     Security                                               21
     Repaying Policy Debt                                   21
     Partial Withdrawals                                    21
     Pro-Rata Surrender                                     21
     Full Surrenders                                        22

  8. OTHER INFORMATION                                      22
     Cova                                                   22
     Distribution                                           22
     Year 2000                                              22
     The Separate Account                                   22
     Suspension of Payments or Transfers                    22
     Ownership                                              23
     Adjustment of Charges                                  23

PART II                                                     23
     Executive Officers and Directors                       23
     Voting                                                 25
     Disregard of Voting Instructions                       25
     Legal Opinions                                         26
     Our Right to Contest                                   26
     Additional Benefits                                    26
     Federal Tax Status                                     26
        Introduction                                        27
        Diversification                                     27
        Tax Treatment of the Policy                         27
        Policy Proceeds                                     28
        Tax Treatment of Loans and Surrenders               28
        Multiple Policies                                   28
        Tax Treatment of Assignments                        28
        Qualified Plans                                     28
        Income Tax Withholding                              29
     Reports to Owners                                      29
     Legal Proceedings                                      29
     Experts                                                29
     Financial Statements                                   29

APPENDIX                                                   A-1

SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

Attained Age -- The Issue Age of the Insured plus the number of completed Policy years.

Beneficiary -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death. A Beneficiary may be changed as set forth in the Policy and this prospectus.

Cash Value -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

Cash Surrender Value -- The Cash Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year, less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

Face Amount -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100.

General Account -- Our assets other than those allocated to the Separate Account or any other separate account.

Indebtedness -- The sum of all unpaid Policy loans and accrued interest on loans.

Insured -- The person whose life is insured under the Policy.

Investment Funds -- Investments within the Separate Account which we make available under the Policy.

Investment Start Date -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

Issue Age -- The age of the Insured at his or her nearest birthday as of the Issue Date.

Issue Date -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

Loan Account -- The account of Cova to which amounts securing Policy Loans are allocated. The Loan Account is part of Cova's General Account.

Loan Subaccount -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Cash Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Cash Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

Monthly Anniversary -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Premium -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

Owner -- The owner of a Policy, as designated in the application or as subsequently changed.

Policy -- The flexible premium variable life insurance Policy offered by us and described in this prospectus.

Pro-Rata Surrender -- A requested reduction of both the Face Amount and the Cash Value by a given percentage.

Separate Account -- Cova Variable Life Account One, a separate investment account established by Cova to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

Service Office -- Cova Financial Services Life Insurance Company, P.O. Box 66757, St. Louis, MO 63166-6757.

Target Premium -- A premium calculated when a Policy is issued, based on the Insured's age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

Valuation Date -- Each day that the New York Stock Exchange (NYSE) is open for trading and Cova is open for business. Cova is open for business every day that the NYSE is open for trading.

Valuation Period -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

The prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Part II contains even more detailed information.



SUMMARY

1. THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. The Policy provides for the payment of a death benefit to your selected Beneficiary upon the death of the person insured. This death benefit is distributed free from Federal income taxes. The Policy can be used as part of your estate planning or used to save for retirement. The Insured is the person you choose to have insured under the Policy. You, the Owner, can be the Insured, but you do not have to be.

The Policy described in this prospectus is a flexible premium variable life insurance policy. The Policy is "flexible" because:

o    the frequency and amount of premium payments can vary;

o    you can choose between death benefit options; and

o    you can change the amount of insurance coverage.

The Policy is "variable" because the Cash Value of your Policy, when allocated to the Investment Funds, may increase or decrease depending upon the investment results of the selected Investment Funds. The duration of your Policy may vary and, under certain circumstances, so may your death benefit.

So long as the Insured is alive, you can surrender the Policy for all or part of its Cash Surrender Value. You may also obtain a Policy loan, using the Policy as security. We will pay a death benefit when the Insured dies.

We make available a number of riders to meet a variety of your estate planning needs. The minimum face amount of insurance that we offer is $50,000.



2. PURCHASES

You purchase the Policy by completing the proper forms. Your registered representative can help you. In some circumstances, we may contact you for additional information regarding the Insured. We may require the Insured to provide us with medical records, physician's statement or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the Face Amount you request. The Policy is designed for the payment of subsequent premiums. You can establish planned annual premiums. The minimum subsequent premium that we accept is $10.



3. INVESTMENT CHOICES

You can put your money in our General Account or in any or all of the Investment Funds. However, you can only put your money in up to 15 of the Investment Funds and the General Account at any one time. A detailed description of the Investment Funds, their investment policies, restrictions, risks, and charges is contained in the prospectuses for each Investment Fund. You should read the prospectuses carefully.



4. EXPENSES

We make certain deductions from your premiums, your Cash Value and from the Investment Funds. These deductions are made for taxes, mortality and expense risks, administrative expenses, sales charges, the cost of providing life insurance protection and for the cost associated with the management and investment operations of the Investment Funds. These deductions are summarized as follows:

o    Deductions from each premium payment.

Tax Charges. We currently deduct 1.3% of each premium payment to pay the Federal tax charge. We also deduct a Premium Tax Charge currently equal to 2.10% to pay the state and local premium taxes.

Sales Charge. The Sales Charge, which is also referred to as the percent of premium charge, is determined as follows:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2)  in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3)  in the 11th Policy year and later, 2% of the actual premium you pay.

o    Monthly deductions from your Cash Value.

Selection and Issue Expense Charge. During the first 10 Policy years, we assess a charge of up to 1% per $1000 of Face Amount. This charge varies by Issue Age, risk class and sex (except in unisex policies) of the Insured.

Monthly Policy Charge. This charge is equal to $25 per month for the first Policy year, and $6 per Policy month thereafter. This amount is deducted from the Cash Value of your Policy on the Investment Start Date and each Monthly Anniversary date.

Monthly Cost of Insurance. This amount is deducted monthly from your Cash Value on the Investment Start Date and each Monthly Anniversary date. The amount of the deduction varies with the age, sex (except in unisex policies), risk class of the Insured, duration and the amount of death benefit at risk.

Charges for Additional Benefit Riders. On each Monthly Anniversary date, the amount of the charge, if any, for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

o    Deductions from the Investment Funds.

Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.55% of the average value of each of your Investment Funds and is deducted each Valuation Date.

The current risk charge depends on the number of years your Policy has been in force and is as follows:

     Years       Daily Charge Factor        Annual Equivalent
    --------     --------------------     -------------------

     1-10             .0015027%                  0.55%

     11-20            .0012301%                  0.45%

     21+              .0009572%                  0.35%

This deduction is guaranteed not to increase while the Policy is in force. We will not increase the mortality and expense risk charge to .55% in years 11 and beyond.


Investment Fund Expenses
Annual Fund Operating Expenses (as a percentage of average net assets)

                                                                                       Other Fund Expenses
                                                                   Management         (after reimbursement       Total Annual
Investment Funds                                                      Fees          and/or waivers as noted)     Fund Expenses
------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Advisor: A I M Advisors, Inc
       AIM V.I. Capital Appreciation Fund                            0.62%                   0.05%                  0.67%
       AIM V.I. International Equity Fund                            0.75%                   0.16%                  0.91%
       AIM V.I. Value Fund                                           0.61%                   0.05%                  0.66%
------------------------------------------------------------------------------------------------------------------------------


Alliance Variable Products Series Fund, Inc.
Advisor: Alliance Capital Management, L.P.
       Premier Growth Portfolio(1)                                   1.00%                   0.06%                  1.06%
       Real Estate Investment Portfolio(2)                           0.08%                   0.87%                  0.95%
------------------------------------------------------------------------------------------------------------------------------


Cova Series Trust (3)
Advisor: J.P. Morgan Investment Management, Inc.
       Select Equity Portfolio                                       0.68%                   0.18%                  0.86%
       Small Cap Stock Portfolio                                     0.85%                   0.27%                  1.12%
       International Equity Portfolio                                0.80%                   0.28%                  1.08%
       Quality Bond Portfolio                                        0.55%                   0.10%                  0.65%
       Large Cap Stock Portfolio                                     0.65%                   0.10%                  0.75%
------------------------------------------------------------------------------------------------------------------------------

Advisor: Lord, Abbett & Co.
       Bond Debenture Portfolio                                      0.75%                   0.10%                  0.85%
       Mid-Cap Value Portfolio                                       1.00%                   0.30%                  1.30%
       Large Cap Research Portfolio                                  1.00%                   0.30%                  1.30%
       Developing Growth Portfolio                                   0.90%                   0.30%                  1.20%
       Lord Abbett Growth & Income Portfolio(4)                      0.65%                   0.07%                  0.72%
------------------------------------------------------------------------------------------------------------------------------


General American Capital Company
Advisor: Conning Asset Management Company
       Money Market Fund                                             0.125%                   0.08%                  0.205%
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------


Investment Fund Expenses (continued)


                                                                                       Other Fund Expenses
                                                                   Management         (after reimbursement       Total Annual
Investment Funds                                                      Fees          and/or waivers as noted)     Fund Expenses
------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust (5)
Advisor: Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                           0.75%                   0.15%                  0.90%
------------------------------------------------------------------------------------------------------------------------------

Advisor: Goldman Sachs Asset Management International
       Goldman Sachs International Equity Fund                        1.00%                   0.25%                  1.25%
       Goldman Sachs Global Income Fund                               0.90%                   0.15%                  1.05%
------------------------------------------------------------------------------------------------------------------------------


Kemper Variable Series
Advisor: Scudder Kemper Investments, Inc.
       Kemper Small Cap Value Portfolio(6)                            0.75%                   0.05%                  0.80%
       Kemper Government Securities Portfolio                         0.55%                   0.11%                  0.66%
       Kemper Small Cap Growth Portfolio                              0.65%                   0.05%                  0.70%
------------------------------------------------------------------------------------------------------------------------------


Liberty Variable Investment Trust
Advisor: Newport Fund Management, Inc.
       Newport Tiger, Variable Series                                 0.90%                   0.40%                  1.30%
------------------------------------------------------------------------------------------------------------------------------


MFS(R) Variable Insurance TrustSM (7)
Advisor: MFS Investment Management(R)
       MFS Emerging Growth Series                                     0.75%                   0.10%                  0.85%
       MFS Research Series                                            0.75%                   0.11%                  0.86%
       MFS Growth With Income Series                                  0.75%                   0.13%                  0.88%
       MFS High Income Series                                         0.75%                   0.28%                  1.03%
       MFS Global Governments Series(8)                              0.75%                    0.26%                  1.01%
------------------------------------------------------------------------------------------------------------------------------


Oppenheimer Variable Account Funds
Advisor: OppenheimerFunds, Inc.
       Oppenheimer High Income Fund/VA                                0.74%                   0.04%                  0.78%
       Oppenheimer Bond Fund/VA                                       0.72%                   0.02%                  0.74%
       Oppenheimer Capital Appreciation Fund/VA                       0.72%                   0.03%                  0.75%
       Oppenheimer Main Street Growth and Income Fund/VA              0.74%                   0.05%                  0.79%
       Oppenheimer Strategic Bond Fund/VA                             0.74%                   0.06%                  0.80%
------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Advisor: Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares             0.46%                   0.04%                  0.50%
       Putnam VT International Growth Fund - Class IA Shares          0.80%                   0.27%                  1.07%
       Putnam VT International New Opportunities Fund - Class
        IA Shares(9)                                                  1.18%                   0.42%                  1.60%
       Putnam VT New Value Fund - Class IA Shares                     0.70%                   0.11%                  0.81%
       Putnam VT Vista Fund - Class IA Shares                         0.65%                   0.12%                  0.77%
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------

Investment Fund Expenses (continued)


                                                                                       Other Fund Expenses
                                                                   Management         (after reimbursement       Total Annual
Investment Funds                                                      Fees          and/or waivers as noted)     Fund Expenses
------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products Series Fund, Class 1 Shares
Advisor: Templeton Asset Management Ltd.
       Templeton Developing Markets Fund                              1.25%                   0.41%                  1.66%
------------------------------------------------------------------------------------------------------------------------------

Advisor: Templeton Investment Counsel, Inc.
       Templeton International Fund                                  0.69%                    0.17%                  0.86%
------------------------------------------------------------------------------------------------------------------------------

Advisor: Franklin Mutual Advisers LLC
       Mutual Shares Investments Fund(10)                             0.00%                   1.00%                  1.00%
------------------------------------------------------------------------------------------------------------------------------

(1) The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

(2) The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.

(3) Since May 1, 1996, Cova has been reimbursing the Investment Funds of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Effective May 1, 1999, Cova discontinued this reimbursement arrangement for the Select Equity, Small Cap Stock and International Equity Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Also beginning May 1, 1999, Cova is reimbursing the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30%, instead of .10%. This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual fund expenses for the year ended December 31, 1998 would have been .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio, 1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

(4)  Estimated.  The  Portfolio  commenced  investment  operations on January 8,
     1999.

(5) The investment advisers to the Goldman Sachs Growth and Income, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15%, 0.25% and 0.15% per year of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Fund Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be 1.94% and 2.69%, 1.97% and 2.97% and 2.40% and 3.30%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time.

(6) Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.


(7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(8) MFS has agreed to bear expenses for the MFS Global Governments Series, subject to reimbursement by the series, such that the series' "Other Expenses" do not exceed 0.25% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Fund Expenses for the year ended December 31, 1998, would have been 1.11% for the MFS Global Governments Series. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for the series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for the series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series.

(9) The Management Fees and Total Annual Fund Expenses reflect an expense limitation. In the absence of the expense limitation, the Management Fees and Total Annual Fund Expenses would have been 1.20% and 1.62%, respectively.

(10) Figures reflect expenses from the Fund's inception on May 1, 1998 and are annualized. The manager agreed in advance to limit management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Fund Expenses did not exceed 1.00% of the Fund's Class 1 net assets in 1998. The manager is contractually obligated to continue this arrangement through 1999. Management Fees, Other Expenses and Total Annual Fund Expenses in 1998 before any waivers were as follows: 0.60%, 2.27% and 2.87% for the Mutual Shares Investments Fund.

o Deductions for surrenders, partial withdrawals and transfers.

Surrender Charge. A Surrender Charge may be deducted in the event you make a full or partial withdrawal of your Policy. If you surrender your Policy or let it lapse during the first ten Policy years, we will keep part of the Cash Value of your Policy to help us recover the costs of selling and issuing the Policy.

The Surrender Charge is 45% of the Target Premium if you surrender the Policy or let it lapse during the first five Policy years. Afterwards, the amount of the Surrender Charge goes down each month. After the10th Policy year there is no charge. A Surrender Charge will apply to any decrease in Face Amount.

There is a table in your Policy that shows the amount of the Target Premium and the percentage of the Surrender Charge for each month.

If you make a partial withdrawal from your Policy, we will charge a pro-rated portion of the Surrender Charge. There may also be a Partial Withdrawal Fee charged.

Partial Withdrawal Fee and Transfer Fee. The first 12 requested transfers or partial withdrawals in a Policy year are free. For each partial withdrawal or transfer in excess of 12 in a Policy year, there is a fee assessed which is currently equal to $25.



5. DEATH BENEFIT

The amount of the death benefit depends on:

o    the Face Amount of your Policy;

o the death benefit option in effect at the time of the Insured's death; and

o    under some circumstances the Cash Value of your Policy.

There are three death benefit options: Option A, Option B and Option C. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or the Cash Value of your Policy on the date of the Insured's death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount in effect plus the Cash Value of your Policy, or the Cash Value of your Policy multiplied by the applicable factor. Under this option, the amount of the death benefit is variable (but will never be less than the Face Amount).

If death benefit Option C is in effect, the death benefit is the greater of your total Face Amount in effect or the Cash Value multiplied by an Attained Age factor.

So long as the Policy remains in force, prior to the Insured's Attained Age 100, the minimum death benefit will be at least the current Face Amount.

Under certain circumstances you can change death benefit options. You can also change the Face Amount under certain circumstances.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.



6. TAXES

Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the Policy should be excludable from the gross income of your Beneficiary. However, estate taxes may apply. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.



7. ACCESS TO YOUR MONEY

You can terminate your Policy at any time during the lifetime of the Insured and we will pay you the Cash Surrender Value of your Policy. At any time during the Insured's lifetime and before the Policy has terminated, you may withdraw a part of your Cash Value subject to the requirements of the Policy. When you terminate your Policy or make a partial withdrawal, a surrender charge and partial withdrawal fee may be assessed.

You can also borrow against the Cash Value of your Policy.



8. OTHER INFORMATION

Free Look. You can cancel the Policy within 20 days after you receive it (or whatever period is required in your state) or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid. Upon completion of the underwriting process, we will allocate your initial Net Premium to the Money Market Fund until the reallocation date, which occurs upon the expiration of the free look period. After that, we will invest your Policy's Cash Value and any subsequent premiums as you requested.

Who Should Purchase the Policy? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

o    create or conserve one's estate;

o    supplement retirement income; and

o    access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of the Insured, you should consider whether the purchase of the Policy is appropriate.

Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life the Insured.

Additional Features. The following additional features are offered:

o you can arrange to have a regular amount of money automatically transferred from the Money Market Fund to selected Investment Funds each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o    you  can  arrange  to  automatically   readjust  your  Cash  Value  between
     Investment Funds periodically to keep the allocation you select. We call this feature Portfolio Rebalancing.

o we also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.



9. INQUIRIES

If you need more information about purchasing a Policy, please contact us at:

    Cova Life Sales Company
    One Tower Lane, Suite 3000
    Oakbrook Terrace, IL 60181
    800-523-1661

If you need Policyowner service (such as changes in Policy information, inquiry into Policy values, or to make a loan), please contact us at our service center:

    Cova Financial Services Life Insurance Company
    P.O. Box 66757
    St. Louis, MO 63166-6757
    877-357-4419

PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. This kind of Policy is most commonly used for retirement planning and/or estate planning.

The Policy provides for life insurance coverage on the Insured. It has a Cash Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance Policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Cash Value less any loans, loan interest accrued, unpaid selection and issue charge due for the remainder of the first Policy year and, if surrender charges and any Partial Withdrawal Fee is insufficient to pay the monthly deductions, the Policy may terminate.

Because the Policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named Beneficiary. When the Insured dies, the death proceeds are paid to your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the Policy, make a total surrender or a partial withdrawal.



2.   PURCHASES


Application for a Policy
In order to purchase a Policy, you must submit an application to us that requests information about the proposed Insured. In some cases, we will ask for additional information. We may request that the proposed Insured provide us with medical records, a physician's statement or possibly require other medical tests.


Premiums
Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. Each premium after the initial premium must be at least $10. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

You can establish a schedule of planned premiums. We will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse.


Unscheduled Premiums
You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If Cova receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then Cova reserves the right to :

o    refuse that premium payment; or

o    require additional evidence of insurability before it accepts the premium.


Lapse and Grace Period
During the first 5 Policy years, your Policy will not lapse if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

o the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium amount is found on the specifications page of your Policy. This amount may be modified if you change your Face Amount, make a change in the premium class of the Insured within 5 years of the Issue Date, or if there is an addition or deletion of a rider. Lapse will occur if:

o the Cash Surrender Value is not sufficient to cover the monthly deduction (except for reasons stated above);

o the sum of all the premiums you paid into the Policy (reduced by any partial withdrawal or any outstanding loan balance) is less than the No Lapse Monthly Premium; and

o    a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you by mail of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Cash Value.

If the Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.


Reinstatement
If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

o    submit a written request for reinstatement;

o submit proof satisfactory to us that the Insured is still insurable at the risk class that applies for the latest Face Amount portion then in effect;

o pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

o pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The  reinstatement  date is the  date on or  following  the day we  approve  the
application   for   reinstatement.   The  Cash  Value  of  your  Policy  on  the
reinstatement date is equal to:

o    the amount of any Policy loan reinstated;

o increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

The Policy may not be reinstated if it has been surrendered or if the Insured dies before the reinstatement date. There will be a full monthly deduction for the Policy month which includes the reinstatement date.


Allocation of Premium
When we receive a premium from you, we deduct:

o    a Tax Charge for premium taxes and Federal taxes; and

o    a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial premium to the Money Market Fund. Once the free look period expires, the Cash Value of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the minimum percentage that may be allocated is 5% of the Net Premium and the percentages must be in whole numbers. This allocation is not subject to the transfer fee provision. However, we reserve the right to limit the number of selections that you may invest in at any one time.


Cash Value of Your Policy
The Cash Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.


Method of Determining Cash Value of an Investment Fund
The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Cash Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund, the Cash Value equals the Net Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Cash Value in an Investment Fund will equal:

(1) The Cash Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a Pro-Rata Surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or Pro-Rata Surrender; minus

(10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.


Net Investment Factor
The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1)  The value of the assets at the end of the preceding Valuation
     Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the Policy has been in force. It will not exceed the amounts shown in the following table:

        Policy           Percentage of        Effective
        Years            Avg. Net Assets      Annual Rate
       ---------         ----------------    ----------------
        1-10              0.0015027             0.55%

        11-20             0.0012301             0.45%

        21+               0.0009572             0.35%

     divided by

(6) The value of the assets at the end of the preceding Valuation Period.


Our Right to Reject or Return a Premium Payment
In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.



3.   INVESTMENT FUNDS

There are currently 41 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through one of eleven open-end, diversified management investment companies: (1) AIM Variable Insurance Funds, Inc., (2) Alliance Variable Products Series Fund, Inc., (3) Cova Series Trust, (4) General American Capital Company, (5) Goldman Sachs Variable Insurance Trust, (6) Kemper Variable Series, (7) Liberty Variable Investment Trust, (8) MFS Variable Insurance Trust, (9) Oppenheimer Variable Account Funds, (10) Putnam Variable Trust, and (11) Templeton Variable Product Series Fund.

You can only invest in up to 15 of the Investment Funds and the General Account at any one time.

Purchasers should read this prospectus and the prospectuses for the above listed investment companies carefully before investing. Certain portfolios contained in the fund prospectuses may not be available with your Policy.

The following is a list of the Investment Funds and investment managers available under the Policy:


AIM VARIABLE INSURANCE FUNDS, INC.
   Advisor: A I M Advisors, Inc.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Advisor: Alliance Capital Management, L.P.
   Premier Growth Portfolio
   Real Estate Investment Portfolio


COVA SERIES TRUST
   Advisor: J.P. Morgan Investment Management, Inc.
   Select Equity Portfolio
   Small Cap Stock Portfolio
   International Equity Portfolio
   Quality Bond Portfolio
   Large Cap Stock Portfolio

   Advisor: Lord, Abbett & Co.
   Bond Debenture Portfolio
   Mid-Cap Value Portfolio
   Large Cap Research Portfolio
   Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio


GENERAL AMERICAN CAPITAL COMPANY
   Advisor: Conning Asset Management Company
   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Advisor: Goldman Sachs Asset Management
   Goldman Sachs Growth and Income Fund

   Advisor: Goldman Sachs Asset Management International
   Goldman Sachs International Equity Fund
   Goldman Sachs Global Income Fund


KEMPER VARIABLE SERIES
   Advisor: Scudder Kemper Investments, Inc.
   Kemper Small Cap Value Portfolio
   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio


LIBERTY VARIABLE INVESTMENT TRUST
   Advisor: Newport Fund Management, Inc.
   Newport Tiger Fund, Variable Series
   (a portfolio investing in equity securities of companies located in certain countries of Asia).


MFS(R) VARIABLE INSURANCE TRUSTSM
   Advisor: MFS Investment Management(R)
   MFS Emerging Growth Series
   MFS Research Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS Global Governments Series


OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Advisor: OppenheimerFunds, Inc.
   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA


PUTNAM VARIABLE TRUST
   Advisor: Putnam Investment Management, Inc.
   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund - Class IA Shares (a stock portfolio)


TEMPLETON VARIABLE PRODUCTS SERIES FUND,
CLASS 1 SHARES
   Advisor: Templeton Asset Management Ltd.
   Templeton Developing Markets Fund

   Advisor: Templeton Investment Counsel, Inc.
   Templeton International Fund

   Advisor: Franklin Mutual Advisers LLC
   Mutual Shares Investments Fund

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
Investment   Funds'   advisers,   distributors   and/or   affiliates   for   the
administrative services which we provide to the Funds.


Substitution and Limitations on Further Investments
We may substitute one of the Investment Funds you have selected with another Investment Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of our intention to do this.


Transfers
At your request, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We currently charge a transfer fee of $25 for additional transfers in a Policy year.

You cannot make a transfer out of our General Account in the first Policy year. The maximum amount you can transfer from the General Account in any Policy year after the 1st is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year; or

(b) the previous Policy year's General Account maximum withdrawal amount not to exceed the total Cash Surrender Value of the Policy.

Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

We have not designed this Policy or the underlying Investment Funds for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. If it appears that there is a pattern of exchanges that coincides with a "market timing" strategy and are disruptive to the Investment Funds, the transfer will be refused. Policies under common ownership or control may be aggregated for purposes of transfer limits. We will coordinate with the Fund managers to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Investment Fund manager's judgment, the Investment Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Although we currently intend to continue to permit transfers for the foreseeable future, the Policy provides that we may at any time revoke, modify, or limit the transfer privilege.


Dollar Cost Averaging
Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the Money Market Fund to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1)   the value of the Money Market Fund is completely depleted; or

2)   you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.


Portfolio Rebalancing
Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Cash Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

Periodic Rebalancing. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Cash Value according to the investment percentages you elected.

Variance Rebalancing. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.


Approved Asset Allocation Programs
We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of their money among the Investment Funds available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules.

Even though we permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Funds, and should we become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transaction charges.



4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:


Tax Charges
There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. The premium tax charge is currently 2.10% of premium payments. If the tax rates change, we may change the amount of the deduction to cover the new rate.


Sales Charge
A sales charge will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently intend to deduct a sales charge determined according to the following schedule:

   Policy Year 1:     15% of premium up to Target Premium; 5%
                      of premium above Target Premium
   Policy Years 2-10: 5% of all premium paid
   Policy Years 11+:  2% of all premium paid

For Policies issued in the state of Oregon, the amounts shown above are increased by 2%. The guaranteed sales charge varies for Policies issued in Texas. As of the date of this prospectus, the current sales charge for Texas Policies is the same as shown above.

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.


Selection and Issue Expense Charge
During the first ten Policy years, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy. The monthly charge per $1,000 of Face Amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured. For Policies issued in Texas, the guaranteed selection and issue expense charge is level for the life of the Policy to ensure compliance with the Texas non-forfeiture laws.


Monthly Policy Charge
We deduct a monthly Policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.


Monthly Cost of Insurance Charge
This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured and the fact that the death benefit is not payable until the death of the Insured. Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year. The rates will be based on the Attained Age, duration, rate class, and (except for unisex policies) sex of the Insured at issue. The monthly cost of insurance rates generally increase as the Insured's Attained Age increases.

The rate class of an Insured also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. If the death benefit equals a percentage of Cash Value, an increase in Cash Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the initial Face Amount.

We currently place the Insured into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans; and 1980 CSO Tables NA and SA for unisex policies issued in compliance with Montana law). All Policies are based on the Attained Age of the Insured. Higher rates apply if the Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Non-smoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2)  the Cash Value at the beginning of the Policy month.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.


Charges for Additional Benefit Riders
The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.


Mortality and Expense Risk Charge
We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average net assets of each Investment Fund. The current daily deduction percentages, and the equivalent effective annual rates, are:

                        Daily
      Policy            Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10              .0015027%           0.55%
      11-20             .0012301%           0.45%
      21+               .0009572%           0.35%

This deduction is guaranteed not to increase while the Policy is in force. This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.


Surrender Charge
For up to 10 years after the Issue Date, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

o    upon surrender or lapse of the Policy;

o    upon a partial withdrawal;

o    upon a Pro-Rata Surrender; or

o    upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The surrender charge percentage is shown in the following table.

  If surrender or lapse occurs in The percentage of the annual the last month of Policy year: Target Premium payable is:
 ------------------------------  ----------------------------
          1 through 5                         45%

               6                              40%

               7                              30%

               8                              20%

               9                              10%

         10 and later                         0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

In addition, the percentages are reduced equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. The fraction will be determined by dividing the amount of the withdrawal by the Cash Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction.


Transaction Charges
There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.


Investment Fund Expenses
The expenses of the Investment Funds are shown in the Summary.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Fund and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.



5.   DEATH BENEFIT

The amount of the death benefit depends on the total Face Amount, the Cash Value of your Policy on the date of death and the death benefit option (Option A, Option B, or Option C) in effect at that time. The actual amount we will pay the Beneficiary will be reduced by any Indebtedness.

The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy.

Option A. The amount of the death benefit under Option A is the greater of:

o    the Face Amount; or

o the Cash Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Insureds Less than Age 100" shown below.

Option B. The amount of the death benefit under Option B is the greater of:

o    the Face Amount plus the Cash Value of your Policy on the date of death; or

o the Cash Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Insureds Less than Age 100" shown below.

                    Applicable Percentage of Cash Value Table
                         For Insureds Less Than Age 100

    Insured                      Policy Cash Value
    Person's Age                 Multiple Percentage
   ----------------             -------------------------

    40 or under                           250%
        45                                215%
        50                                185%
        55                                150%
        60                                130%
        65                                120%
        70                                115%
     78 to 90                             105%
     95 to 99                             101%

For ages that are not shown in this table the applicable percentage multiples will decrease by a ratable portion for each full year.

Option C. The amount of the death benefit under Option C is the greater of:

o    the Face Amount; or

o the Cash Value of your Policy on the date of the Insured's death multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100, then the Death Benefit will be 101% of the Policy's Cash Value.


Change of Death Benefit
If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Cash Value on the Effective Date of the change. Satisfactory evidence of insurability must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

A change in death benefit option may have Federal income tax consequences.


Change in Face Amount
Subject to certain limitations set forth below, you may decrease or increase the Face Amount of a Policy once each Policy year after the first Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A reduction in the Face Amount of a Policy may have Federal income tax consequences.

Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of the requested change must be at least $5,000 ($2,000 for Policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Cash Value may be returned to you (at your election), to the extent necessary to meet these requirements. If you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy anniversary that the increase will become effective.



6.   TAXES

NOTE: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.


Life Insurance in General
Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance Policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured. However, estate taxes may apply.


Taking Money out of Your Policy
You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these earnings are included in taxable income.

The Internal Revenue Code (Code) also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 59 1/2 ; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life (or life expectancy) of the taxpayer.

If your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Tax Status" in Part II for more details.


Diversification
The Code provides that the underlying investments for a variable life insurance policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Funds are being managed so as to comply with such requirements.

Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the Investment Funds. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent Owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds Owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the Investment Funds. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY


Policy Loans
We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing.

You may borrow an amount up to the loan value of the Policy. The loan value is:

o    the Cash Value of the Policy on the date the loan request is received; less

o    interest to the next loan interest due date; less

o    anticipated monthly deductions to the next loan interest due date; less

o    any existing loan; less

o    any surrender charge; plus

o interest expected to be earned on the loan balance to the next loan interest due date.

Policy loan interest is payable on each Policy anniversary. The minimum amount that you can borrow is $500. The loan may be completely or partially repaid at any time while the Insured is living. When a Policy loan is made, we will deduct Cash Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Cash Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Cash Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Cash Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Cash Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Cash Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences. (See "Federal Tax Status".)

Interest credited to the Cash Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy  loans may have  Federal  income  tax  consequences.  (See  "Federal  Tax
Status".)


Loan Interest Charged
The borrowing rate we charge for Policy loan interest will be based on the following schedule:

       For Loans                            Annual
       Outstanding During                   Interest Rate
      ---------------------                ---------------

       Policy Years 1-10                    4.50%
       Policy Years 11-20                   4.25%
       Policy Years 21+                     4.15%

We will inform you of the current borrowing rate when a Policy loan is requested.

Policy loan interest is due and payable annually on each Policy anniversary. If you do not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and you will be charged interest at the same rate as the rest of the Indebtedness.


Security
The Policy will be the only security for the loan.


Repaying Policy Debt
You may repay the loan at any time prior to the death of the Insured and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Cash Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness.


Partial Withdrawals
After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we impose a $25 fee. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

(1)  $500 from an Investment Fund or the General Account; or

(2)  the Policy's Cash Value in an Investment Fund.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund is the Policy's Cash Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year, multiplied by the withdrawal percentage limit shown in the Policy; or

(2)  the previous Policy year's maximum amount.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for a partial withdrawal is received. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Cash Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value.

The death benefit will be affected by a partial withdrawal, unless death benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Cash Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.


Pro-Rata Surrender After the first Policy year, you can make a Pro-Rata Surrender of the Policy. The Pro-Rata Surrender will reduce the Face Amount and the Cash Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Cash Value on the Monthly Anniversary on or following our receipt of the request.

You may allocate the amount of decrease in Cash Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Cash Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Cash Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.


Full Surrenders
To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences.



8.   OTHER INFORMATION


Cova
Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Cova, which on that date changed its name to Cova Financial Services Life Insurance Company. On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase the ultimate parent of General American Life, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.

Cova is licensed to do business in the District of Columbia and all states except for California, Maine, New Hampshire, New York and Vermont.


Distribution
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Policies. Life Sales is our affiliate.

Commissions will be paid to broker-dealers who sell the Policies. Currently, broker-dealers will be paid first-year commissions equal up to 90% of Target Premium and 4.0% of excess premiums paid in Policy year 1. In renewal years, the commissions will equal up to 5.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond. In addition, broker-dealers will receive annually, asset-based compensation equal up to .25% of Cash Value for all Policy years beginning the 13th month. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commission.


Year 2000
We have developed and initiated plans to assure that our computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various Investment Funds underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on our financial position or results of operations. We believe that we have taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.


The Separate Account
We established a separate account, Cova Variable Life Account One (Separate Account), to hold the assets that underlie the Policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.


Suspension of Payments or Transfers
We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)    trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months.


Ownership
Owner. The Insured is the Owner of the Policy unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

Assignment. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.


Adjustment of Charges
The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or policies or the underwriting or other administrative costs associated with the Policy or policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.



PART II


Executive Officers and Directors
Our directors and executive officers and their principal occupations for the past 5 years are as follows:


Name of               Principal Occupations During
Principal Officers    the Past Five Years
------------------    -------------------
John W. Barber***     Director of Cova, First Cova Life Insurance Company (FCLIC) and Cova Financial Life Insurance
                      Company (CFLIC) - June, 1995 to present; Vice President and Controller of General American -
                      December, 1984 to present; President and Director of Equity Intermediary Company - October, 1988 to
                      present.

William P. Boscow*    Vice President of Cova and CFLIC - 1996 to present; Senior Vice President of Cova Life Management
                      Company (CLMC), February, 1999 to present; First Vice President of CLMC, 1996 - January, 1999.

Constance A. Doern****     Vice President of Cova and CFLIC - 1997 to present, prior thereto Assistant Vice President from
                      1990 to 1996; Vice President of FCLIC - 1997 to present, prior thereto Assistant Vice President from 1993 to 1996; Vice President of J&H/KVI - 1989 to 1998; Vice President of Cova Life
                      Administration Services Company (CLASC) - 1998 to present.

Patricia E. Gubbe*    Vice President of Cova and CFLIC - 1989 to present; Vice President of FCLIC - 1992 to present;
                      First Vice President of CLMC - 1996 to present, prior thereto Vice President from 1989 to 1996;
                      President and Chief Compliance Officer of Cova Life Sales Company (CLSC) from February, 1999 to present; Vice President and Chief Compliance Officer of CLSC - 1989 to January, 1999.

Philip A. Haley*      Executive Vice President of Cova, CFLIC and FCLIC - May 1997 to present; Vice President of Cova and
                      CFLIC - 1990 to 1997; Vice President of FCLIC - 1992 to present; Vice President of CLSC - 1991 to present; Senior Vice President of CLMC - 1996 to present, prior thereto Vice President from 1989 to
                      1996.

J. Robert Hopson*     Vice President, Chief Actuary and Director of Cova and CFLIC - 1991 to present; Vice President,
                      Chief Actuary and Director of FCLIC - 1992 to present; Senior Vice President, Chief Actuary and
                      Director of CLMC - 1996 to present, prior thereto Vice President and Director from 1993 to 1996 and
                      Vice President from 1991 to 1993.

E. Thomas Hughes, Jr.**    Treasurer and Director of Cova and CFLIC - June, 1995 to present; Treasurer of FCLIC - June,
                      1995 to present; Corporate Actuary and Treasurer of General American - October, 1994 to present.
                      Formerly, Executive Vice President - Group Pensions General American - March, 1990 to October,
                      1994. In addition to the Cova companies, Director of the following General American subsidiary companies: Paragon Life Insurance Company and RGA Reinsurance Company - October, 1994 to present.
                      Treasurer of the following General American subsidiary companies: Paragon Life Insurance Company,
                      General Life Insurance Company of America, General Life Insurance Company, General American Holding
                      Company, Red Oak Realty Company, Gen Mark Incorporated, Walnut Street Securities, Inc., Walnut
                      Street Advisers Inc., White Oak Royalty Company, Walnut Street Funds, Inc. and RGA Reinsurance
                      Company - October, 1994 to present.

Douglas E. Jacobs*    Vice President of Cova, CFLIC and CLMC - 1985 to present.

Lisa O. Kirchner****  Vice President of Cova - 1997 to present, prior thereto Assistant Vice President from 1990 to 1996;
                      Vice President of CFLIC - 1997 to present, prior thereto Assistant Vice President from 1988 to
                      1996; Vice President of FCLIC - 1997 to present, prior thereto Assistant Vice President from 1993 to 1996; Vice President of J&H/KVI - 1985 to 1998; Vice President of CLASC - 1998 to present.

Richard A. Liddy**    Chairman of the Board of Directors of Cova, CFLIC, FCLIC, CLMC, Cova Investment Advisory
                      Corporation (Advisory) and Cova Investment Allocation Corporation (Allocation) - April, 1997 to
                      present; Chairman of the Board, President and Chief Executive Officer of General American - May,
                      1992 to present; Mr. Liddy also holds various positions with the General American subsidiaries as follows: Chairman of the Board and President of General American Mutual Holding Company, GenAmerica
                      Corporation and General American Holding Company; Chairman of the Board of Security Equity Life
                      Insurance Company, Conning Corporation, The Walnut Street Funds, Inc., General American Capital
                      Company, Reinsurance Group of America, Inc., RGA Life Reinsurance Company of Canada and RGA
                      Reinsurance Company.

William C. Mair*      Vice President and Director of Cova, CFLIC and FCLIC from 1995 to present; Vice President,
                      Controller and Director of Cova from 1995 to 1998, prior thereto Vice President, Controller,
                      Treasurer and Director. Vice President, Controller and Director of CFLIC from 1995 to 1998, prior thereto Vice President, Controller, Treasurer and Director; Director of FCLIC from 1993 to present;
                      Vice President, Controller and Director of FCLIC from 1992 to 1998; Secretary of FCLIC from 1992 to
                      1995; Vice President, Treasurer, Controller and Director of Advisory - 1993 to present; Vice
                      President, Treasurer, Controller and Director of Allocation -1994 to present; Director of CLSC -
                      1992 to present; Senior Vice President, Treasurer, Controller and Director of CLMC - 1989 to
                      present; Vice President, Treasurer, Controller, Chief Financial Officer, Chief Accounting Officer
                      and Trustee of Cova Series Trust - 1996 to present.

Matthew P. McCauley** Assistant Secretary and Director of Cova, CFLIC and FCLIC - June, 1995 to present; Associate
                      General Counsel and Vice President of General American - 1973 to present; also, Director, Vice
                      President, General Counsel and Secretary for several other General American subsidiaries, including
                      Equity Intermediary Company, Red Oak Realty Company, and White Oak Royalty Company; General
                      American Holding Company and Paragon Life Insurance Company. General Counsel and Secretary,
                      Reinsurance Group of America, Incorporated. Director and Secretary, General American Capital
                      Company. General Counsel and Secretary, Conning Corporation. General Counsel, Conning Asset
                      Management Company. Director of RGA Reinsurance Company and Walnut Street Securities, Inc.
                      Secretary to the Walnut Street Funds, Inc.

Mark E. Reynolds*     Executive Vice President and Director of Cova and CFLIC - May, 1997 to present; Executive Vice
                      President, Chief Financial Officer and Director of FCLIC - May, 1997 to present; Executive Vice
                      President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory -
                      December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to
                      present.

Myron H. Sandberg*    Vice President of Cova and CFLIC - 1985 to present; Vice President of CLMC - 1989 to present.

John W. Schaus*       Vice President of Cova and CFLIC - 1988 to present; First Vice President of CLMC from January, 1999 to present; prior thereto, Vice President of CLMC - 1989 to 1998.

Bernard J. Spaulding* Senior Vice President and General Counsel of Cova, CFLIC, FCLIC and CLMC since March, 1999;
                      Secretary of Cova, CFLIC, FCLIC and CLMC since July 1999.

Lorry J. Stensrud*     President and Director of Cova, CFLIC, FCLIC and CLMC from June, 1995 to present, prior thereto
                      Executive Vice President; President and Director of Advisory from 1993 to present; President and
                      Director of Allocation from 1994 to present. Director of CLSC from 1989 to present; President,
                      Chief Executive Officer and Trustee of Cova Series Trust - 1996 to present.

Joann T. Tanaka*      Senior Vice President of Cova and CFLIC - January 1999 to present; prior thereto, Vice President of
                      Cova and CFLIC from July, 1998 to December, 1998; Senior Vice President, Conning Asset Management,
                      General American - June, 1987 to June, 1998; Director of Cova, CFLIC and FCLIC since September 1999.

Peter L. Witkewiz*    Vice President and Controller of Cova, CFLIC and FCLIC - July, 1998 to present; Vice President of
                      Cova, CFLIC and FCLIC - 1993 to June, 1998.

*    Business Address: Cova, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181

**   Business Address: General American, 700 S. Market Street, St. Louis, MO 63101

***  Business Address: General American, 13045 Tesson Ferry Road, St. Louis, MO 63128

**** Business Address: Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des
     Moines, IA 50266


Voting
In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the funds in our own right, we may elect to do so.

The voting  interests of the Owner in the funds will be  determined  as follows:
Owners may cast one vote for each $100 of Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.


Disregard of Voting Instructions
We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or Federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.


Legal Opinions
Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


Our Right to Contest
We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Insured's lifetime for two years. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Indebtedness and less any surrenders. We also have the right to adjust any benefits under the Policy if the answers in the application regarding the use of tobacco are not correct.


Additional Benefits
Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy. (See "Expenses -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more then twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an  accelerated  death benefit  amount may  adversely  affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy anniversary without reducing the Face Amount. A contingent deferred sales charge will still apply.

Guaranteed Survivor Purchase Option (GSPO-Plus) -- This rider grants the Policy Owner or the Insured's Beneficiary the option to purchase, upon the death of the Insured, on the 10th anniversary of the rider, and on the rider anniversary nearest the Designated Life's 65th birthday, a specified amount of additional insurance coverage on the Designated Life (or Lives) without furnishing evidence of insurability.

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100, the death benefit will be the greater of the Face Amount or 101% of the Cash Value.

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of a Cash Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Cash Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65.


Federal Tax Status
NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of Federal income tax to the owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these Policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  regulations  (Treas.  Reg.
Section  1.817-5),  which  established  diversification   requirements  for  the
investment funds underlying variable contracts such as the Policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment fund will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the fund is represented by any one investment; (ii) no more than 70% of the value of the total assets of the fund is represented by any two investments;
(iii) no more than 80% of the value of the total assets of the fund is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

Tax Treatment of Loans And Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a MEC, will be treated as Indebtedness of the Owner and not a distribution. Upon complete surrender, if the amount received plus loan Indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the Indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

Multiple Policies. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.


Reports to Owners
Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.


Legal Proceedings
There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


Experts
The consolidated balance sheets of the Company as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998, and the statement of assets and liabilities of the Separate Account as of December 31, 1998, and the related statements of operations and changes in net assets for the period from commencement of operations through December 31, 1998, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon authority of said firm as experts in accounting and auditing.


Financial Statements
Financial statements of the Separate Account and of the Company are provided below.


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 1999
Unaudited


Assets:
    Investments:
       Cova Series Trust (Trust):
          Lord Abbett Growth and Income Portfolio     65,963 shares at a net asset value of $23.682058 per share  $       1,562,148
          Bond Debenture Portfolio                    26,357 shares at a net asset value of $12.503713 per share            329,557
          Developing Growth Portfolio                 17,840 shares at a net asset value of $13.012586 per share            232,142
          Large Cap Research Portfolio                22,979 shares at a net asset value of $13.570827 per share            311,844
          Mid-Cap Value Portfolio                     19,097 shares at a net asset value of $11.802264 per share            225,387
          Quality Bond Portfolio                       7,725 shares at a net asset value of $10.786856 per share             83,326
          Small Cap Stock Portfolio                   11,804 shares at a net asset value of $12.704940 per share            149,967
          Large Cap Stock Portfolio                   37,273 shares at a net asset value of $20.430631 per share            761,505
          Select Equity Portfolio                     49,054 shares at a net asset value of $17.903279 per share            878,222
          International Equity Portfolio               8,130 shares at a net asset value of $13.590555 per share            110,488
       AIM Variable Insurance Funds, Inc. (AIM):
          AIM V.I. Value Fund                            409 shares at a net asset value of     $30.04 per share             12,290
       General American Capital Company (GACC):
          Money Market Fund                           28,934 shares at a net asset value of $19.715236 per share            570,433
                                                                                                                    ----------------
               Total assets                                                                                       $       5,227,309
                                                                                                                    ================


Net Assets:
    Accumulation units:
       Trust Lord Abbett Growth and Income    127,551  accumulation units at $12.247286 per unit         $       1,562,148
       Trust Bond Debenture                    31,798  accumulation units at $10.364187 per unit                   329,557
       Trust Developing Growth                 20,348  accumulation units at $11.408624 per unit                   232,142
       Trust Large Cap Research                25,056  accumulation units at $12.445852 per unit                   311,844
       Trust Mid-Cap Value                     21,102  accumulation units at $10.680636 per unit                   225,387
       Trust Quality Bond                       7,943  accumulation units at $10.491108 per unit                    83,326
       Trust Small Cap Stock                   15,907  accumulation units at  $9.427602 per unit                   149,967
       Trust Large Cap Stock                   55,638  accumulation units at $13.686681 per unit                   761,505
       Trust Select Equity                     68,690  accumulation units at $12.785358 per unit                   878,222
       Trust International Equity               9,898  accumulation units at $11.162725 per unit                   110,488
       AIM V.I. Value                           1,185  accumulation units at $10.372932 per unit                    12,290
       GACC Money Market                       53,207  accumulation units at $10.720997 per unit                   570,433
                                                                                                           ----------------
               Net assets                                                                                $       5,227,309
                                                                                                           ================

See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited


                                                                                            Trust
                                          ------------------------------------------------------------------------------------------
                                           Lord Abbett                                 Large                                Small
                                           Growth and        Bond       Developing      Cap        Mid-Cap     Quality       Cap
                                           Income (1)      Debenture      Growth      Research      Value        Bond       Stock
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------
Investment income:
    Dividends                           $            -             -             -            -           -            -          -
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------

Net realized gain (loss) on investments:
    Realized gain (loss)
     on sale of portfolio shares                   542            50         1,275        1,240       1,713       (1,132)       796
    Realized gain distributions                      -             -             -            -           -            -          -
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------
        Net realized gain (loss)                   542            50         1,275        1,240       1,713       (1,132)       796
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------

Change in unrealized appreciation              115,197         1,389        25,288       22,877      20,448       (1,506)     7,758
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------

        Net increase (decrease) in net
           assets from operations       $      115,739         1,439        26,563       24,117      22,161       (2,638)     8,554
                                          =============   ===========  ============  ===========  ==========  ===========  =========

(1) Sub-account commenced operations on January 8, 1999.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited


                                                         Trust                      AIM          GACC     Lord Abbett
                                          -----------------------------------  -------------  ----------  -----------
                                          Large                                                            Growth
                                           Cap       Select      International                  Money        and
                                          Stock      Equity        Equity      V.I. Value (2)   Market    Income (3)      Total
                                          ---------  ----------  ------------  -------------  ----------  ----------  -----------
Investment income:
    Dividends                           $        -           -             -              -           -           -            -
                                          ---------  ----------  ------------  -------------  ----------  ----------  -----------

Net realized gain (loss)
      on investments:
    Realized gain (loss) on sale
      of portfolio shares                    4,894       5,003         1,251              -      15,104      56,187       86,923
    Realized gain distributions                  -           -             -              -           -           -            -
                                          ---------  ----------  ------------  -------------  ----------  ----------  -----------
        Net realized gain (loss)             4,894       5,003         1,251              -      15,104      56,187       86,923
                                          ---------  ----------  ------------  -------------  ----------  ----------  -----------

Change in unrealized appreciation           47,975      67,581         5,014            442       1,051     (25,472)     288,042
                                          ---------  ----------  ------------  -------------  ----------  ----------  -----------

        Net increase (decrease)
          in net assets
           from operations              $   52,869      72,584         6,265            442      16,155      30,715      374,965
                                          =========  ==========  ============  =============  ==========  ==========  ===========

(2)   Sub-account commenced operations on May 3, 1999.
(3)   Sub-account ceased operations on January 8, 1999.


See accompanying notes to financial statements.

COVA  VARIABLE  LIFE  ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited


                                                                                            Trust
                                          ------------------------------------------------------------------------------------------
                                           Lord Abbett                                 Large                                Small
                                           Growth and        Bond       Developing      Cap        Mid-Cap     Quality       Cap
                                           Income (1)      Debenture      Growth      Research      Value        Bond       Stock
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------
Increase (decrease) in net assets
     from operations:
      Investment income                  $           -             -             -            -           -            -          -
      Net realized gain (loss)                     542            50         1,275        1,240       1,713       (1,132)       796
      Change in unrealized appreciation        115,197         1,389        25,288       22,877      20,448       (1,506)     7,758

        Net increase (decrease) from      -------------   -----------  ------------  -----------  ----------  -----------  ---------
           operations                          115,739         1,439        26,563       24,117      22,161       (2,638)     8,554
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------

Contract transactions:
    Payments received from contract
      owners                                         -             -             -            -           -            -          -
    Transfers between sub-accounts, net      1,460,484       164,750        73,001      161,512      44,485      (46,507)    21,512
    Transfers for contract benefits,
      terminations and insurance charges       (14,075)       (2,822)       (2,690)      (3,086)     (2,653)      (1,435)    (1,603)
    Net increase (decrease) in
      net assets from contract            -------------   -----------  ------------  -----------  ----------  -----------  ---------
        transactions                         1,446,409       161,928        70,311      158,426      41,832      (47,942)    19,909
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------

        Net increase (decrease) in net
           assets                            1,562,148       163,367        96,874      182,543      63,993      (50,580)    28,463

Net assets at beginning of period                    -       166,190       135,268      129,301     161,394      133,906    121,504
                                          -------------   -----------  ------------  -----------  ----------  -----------  ---------
Net assets as end of period             $    1,562,148       329,557       232,142      311,844     225,387       83,326    149,967
                                          =============   ===========  ============  ===========  ==========  ===========  =========


(1) Sub-account commenced operations on January 8, 1999.

COVA  VARIABLE  LIFE  ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited


                                                      Trust                         AIM          GACC       Lord Abbett
                                          ------------------------------------  -------------  -----------  -------------
                                           Large                                                              Growth
                                            Cap        Select     International                  Money         and
                                           Stock       Equity        Equity     V.I. Value (2)   Market       Income (3)     Total
                                          ---------   ----------  ------------  -------------  -----------  -------------  ---------
Increase (decrease) in net assets
     from operations:
      Investment income                 $       -            -             -              -            -              -           -
      Net realized gain (loss)              4,894        5,003         1,251              -       15,104         56,187      86,923
      Change in unrealized appreciation    47,975       67,581         5,014            442        1,051        (25,472)    288,042

        Net increase (decrease) from     ---------   ----------  ------------  -------------  -----------  -------------  ---------
           operations                      52,869       72,584         6,265            442       16,155         30,715     374,965
                                         ---------   ----------  ------------  -------------  -----------  -------------  ---------

Contract transactions:
    Payments received from contract
      owners                                    -            -             -              -    2,120,870              -   2,120,870
    Transfers between sub-accounts, net   456,904      336,385        15,653         11,894   (2,000,991)      (693,373)      5,709
    Transfers for contract benefits,
      terminations and insurance charges   (5,561)      (8,474)       (1,706)           (46)     (16,803)          (253)    (61,207)

        Net increase (decrease) in net
           assets from contract          ---------   ----------  ------------  -------------  -----------  -------------  ---------
           transactions                   451,343      327,911        13,947         11,848      103,076       (693,626)  2,065,372
                                         ---------   ----------  ------------  -------------  -----------  -------------  ---------

        Net increase (decrease) in net
           assets                         504,212      400,495        20,212         12,290      119,231       (662,911)  2,440,337

Net assets at beginning of period         257,293      477,727        90,276              -      451,202        662,911   2,786,972
                                         ---------   ----------  ------------  -------------  -----------  -------------  ---------
Net assets as end of period             $ 761,505      878,222       110,488         12,290      570,433              -   5,227,309
                                         =========   ==========  ============  =============  ===========  =============  =========


(2)   Sub-account commenced operations on May 3, 1999.
(3)   Sub-account ceased operations on January 8, 1999.


See accompanying notes to financial statements.

COVA  VARIABLE  LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended December 31, 1998


                                                                                     Trust
                                          ------------------------------------------------------------------------------------------
                                                                        Large                                  Small        Large
                                             Bond        Developing      Cap         Mid-Cap      Quality       Cap          Cap
                                           Debenture      Growth      Research        Value        Bond        Stock        Stock
                                          -----------   ----------   -----------   -----------  -----------  ----------  -----------
Increase (decrease) in net assets
     from operations:
      Investment income                 $       191            -           126            61           94           3            23
      Net realized gain (loss)                   74          (53)          (59)          (60)           8         334           543
      Change in unrealized appreciation       5,181       21,898        11,811        12,587          255      18,574        44,695

        Net increase (decrease) from     -----------   ----------   -----------   -----------  -----------  ----------  -----------
           operations                         5,446       21,845        11,878        12,588          357      18,911        45,261
                                         -----------   ----------   -----------   -----------  -----------  ----------  -----------

Contract transactions:
    Payments received from contract
      owners                                      -            -             -             -            -           -             -
    Transfers between sub-accounts, net     161,726      115,070       119,413       150,800      133,943     105,943       216,611
    Transfers for contract benefits,
      terminations and insurance charges       (982)      (1,647)       (1,990)       (1,994)        (394)     (3,350)       (4,579)

        Net increase (decrease) in net
           assets from contract          -----------   ----------   -----------   -----------  -----------  ----------  -----------
           transactions                     160,744      113,423       117,423       148,806      133,549     102,593       212,032
                                         -----------   ----------   -----------   -----------  -----------  ----------  -----------

        Net increase (decrease) in net
           assets                           166,190      135,268       129,301       161,394      133,906     121,504       257,293

Net assets at beginning of period                 -            -             -             -            -           -             -
                                         -----------   ----------   -----------   -----------  -----------  ----------  -----------
Net assets as end of period             $   166,190      135,268       129,301       161,394      133,906     121,504       257,293
                                         ===========   ==========   ===========   ===========  ===========  ==========  ===========

COVA  VARIABLE  LIFE  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended December 31, 1998


                                                      Trust                  GACC        Lord Abbett
                                          -----------------------------  -------------  --------------
                                                                                            Growth
                                             Select        International     Money           and
                                             Equity          Equity         Market          Income          Total
                                          -------------   -------------  -------------  --------------  -------------
Increase (decrease) in net assets
     from operations:
      Investment income                 $           25             652              -           8,782          9,957
      Net realized gain (loss)                     615            (109)        12,085          28,277         41,655
      Change in unrealized appreciation         65,356           1,778          4,240          25,472        211,847

        Net increase (decrease) from      -------------   -------------  -------------  --------------  -------------
           operations                           65,996           2,321         16,325          62,531        263,459
                                          -------------   -------------  -------------  --------------  -------------

Contract transactions:
    Payments received from contract
      owners                                         -               -      2,605,542               -      2,605,542
    Transfers between sub-accounts, net        417,562          91,449     (2,120,328)        607,811              -
    Transfers for contract benefits,
      terminations and insurance charges        (5,831)         (3,494)       (50,337)         (7,431)       (82,029)

        Net increase (decrease) in net
           assets from contract           -------------   -------------  -------------  --------------  -------------
           transactions                        411,731          87,955        434,877         600,380      2,523,513
                                          -------------   -------------  -------------  --------------  -------------

        Net increase (decrease) in net
           assets                              477,727          90,276        451,202         662,911      2,786,972

Net assets at beginning of period                    -               -              -               -              -
                                          -------------   -------------  -------------  --------------  -------------
Net assets as end of period             $      477,727          90,276        451,202         662,911      2,786,972
                                          =============   =============  =============  ==============  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(1)   Organization
      Cova Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Services Insurance Company (Cova) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by Cova.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by Cova.
        Cova Series Trust (Trust)                               10 portfolios
        AIM Variable Insurance Funds, Inc. (AIM)                 2 portfolios
        General American Capital Company (GACC)                  1 portfolio
        Templeton Variable Products Series Fund (Templeton)      5 portfolios

      On January 8, 1999, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Cova Series Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The asset transfer was in accordance with a substitution order issued by the Securities and Exchange Commission.


(2)   Significant Accounting Policies
      (a)   Investment Valuation
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

      (b)   Reinvestment of Distributions
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (c)   Federal Income Taxes
            The operations of the Separate Account are included in the federal income tax return of Cova which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable life policies.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(3)   Contract Charges and Fees
      There are contract charges and fees associated with the variable life insurance policy that are deducted from the policy account value that reduce the return on investment.

      (a)   Insurance Charges
            The insurance charges are: (1) mortality and expense risk, (2) administrative, (3) tax expense and (4) cost of insurance. These charges are deducted from the policy account value on a monthly basis.

            For the first 10 years, the mortality and expense charge is equal, on an annual basis, to 0.90% of the policy account value, 1/12 of which is deducted each month. In succeeding years, the mortality and expense charge is equal, on an annual basis, to 0.75% of the policy account value, 1/12 of which is deducted each month. The administrative charge is equal, on an annual basis, to 0.40% of the policy account value, 1/12 of which is deducted each month. During the six months ending June 30, 1999, mortality and expense risk and administrative charges of $26,947 were deducted from the policy values in the Separate Account.

            During the first 10 years, a tax expense charge is deducted. The tax expense charge is equal, on an annual basis, to 0.40% (0.15% for federal tax and 0.25% for premium tax) of the policy account value, 1/12 of which is deducted each month. Premium taxes range from 0% to 4% and the premium tax charge is assessed regardless of the owner's actual state or local jurisdiction. During the six months ending June 30, 1999, tax expense charges of $8,316 were deducted from the policy values in the Separate Account.

            The cost of insurance charge deducted each month from the policy account value depends upon the sex, age and rating classification of the insured and whether the initial premium is 100% of the maximum premium limit. During the six months ending June 30, 1999, cost of insurance charges of $13,924 were deducted from the policy values in the Separate Account.

      (b)   Surrender Charges
            During the first 10 years, a surrender charge is deducted on withdrawals in excess of the annual withdrawal amount. The surrender charge is a percentage of the premium surrendered as follows:
                 policy years   1-3    7.5%      policy year     7      3.0%
                 policy year     4     6.0%      policy year     8      2.0%
                 policy year     5     5.0%      policy year     9      1.0%
                 policy year     6     4.0%      policy year    10+     0.0%

            During the first 10 years, a deferred premium tax charge is deducted on premium surrendered. The deferred premium tax charge is a percentage of the premium surrendered as follows:
                 policy year     1    2.25%      policy year     6     1.00%
                 policy year     2    2.00%      policy year     7     0.75%
                 policy year     3    1.75%      policy year     8     0.50%
                 policy year     4    1.50%      policy year     9     0.25%
                 policy year     5    1.25%      policy year    10+    0.00%

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


      (c)   Contract Fees
            An annual contract maintenance fee of $30 is imposed on all variable life contracts with policy values less than $50,000 on their policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the policy value is allocated.

            Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the policy among the available sub-accounts of the Separate Account. If more than 12 transfers have been made in the policy year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, will be deducted from the policy account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(4)    Cost Basis of Investments
       The cost basis of each sub-account's investment follows:

       Trust Lord Abbett Growth and Income                 $ 1,446,951
       Trust Bond Debenture                                    322,987
       Trust Developing Growth                                 184,956
       Trust Large Cap Research                                277,156
       Trust Mid-Cap Value                                     192,352
       Trust Quality Bond                                       84,577
       Trust Small Cap Stock                                   123,635
       Trust Large Cap Stock                                   668,835
       Trust Select Equity                                     745,285
       Trust International Equity                              103,696
       AIM V.I. Value                                           11,848
       GACC Money Market                                       565,142
                                                         --------------
                                                           $ 4,727,420
                                                         ==============


(5)    Unit Fair Value
       A summary of accumulation unit values, net assets and total return for each sub-account follows:

                                                       Accumulation Unit Value      Net Assets (in thousands)    Total Return
                                         Commenced     --------------------------   ----------------------   ----------------------
                                         Operations    6/30/99        12/31/98       6/30/99    12/31/98        1999         1998
                                         ------------  -----------  -------------   ----------  ----------   -----------  ---------
       Trust Lord Abbett Growth and Income    1/8/99   $12.247286                      $1,562                   9.61%
       Trust Bond Debenture                  4/13/98    10.364187      10.262336          330         166       0.99%        0.78%
       Trust Developing Growth               4/16/98    11.408624       9.855135          232         135      15.76%       -5.41%
       Trust Large Cap Research               5/4/98    12.445852      10.972618          312         129      13.43%        4.31%
       Trust Mid-Cap Value                   3/23/98    10.680636       9.576906          225         161      11.52%       -6.17%
       Trust Quality Bond                    4/13/98    10.491108      10.717509           83         134      -2.11%        6.22%
       Trust Small Cap Stock                 4/13/98     9.427602       8.891377          150         122       6.03%      -14.87%
       Trust Large Cap Stock                 4/13/98    13.686681      12.135469          762         257      12.78%       13.96%
       Trust Select Equity                   3/23/98    12.785358      11.480648          878         478      11.36%        9.65%
       Trust International Equity            3/23/98    11.162725      10.560451          110          90       5.70%        1.80%
       AIM V.I. Value                         5/3/99    10.372932                          12                   3.73%
       GACC Money Market                     2/26/98    10.720997      10.468518          570         451       2.41%        4.69%

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)    Realized Gain (Loss) and Change in Unrealized Appreciation
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the six months ending
       June 30, 1999 and the year ending December 31, 1998 follows:

                                                                                         Realized Gain (Loss)
                                                                  ---------------------------------------------------------------
                                                                       Aggregate          Aggregate Cost
                                                  Year or          Proceeds from Sales    of Fund Shares            Realized
                                                   Period           of Fund Shares           Redeemed             Gain (Loss)
                                                ------------      -------------------   -------------------    ------------------
       Trust Lord Abbett Growth and Income             1999                 $ 33,219              $ 32,677           $   542
                                                       1998

       Trust Bond Debenture                            1999                    1,657                 1,607                50
                                                       1998                      527                   527                 -

       Trust Developing Growth                         1999                    5,964                 4,689             1,275
                                                       1998                    1,194                 1,250               (56)

       Trust Large Cap Research                        1999                    8,935                 7,695             1,240
                                                       1998                    1,809                 1,868               (59)

       Trust Mid-Cap Value                             1999                   15,882                14,169             1,713
                                                       1998                    1,646                 1,706               (60)

       Trust Quality Bond                              1999                   96,129                97,261            (1,132)
                                                       1998                      890                   882                 8

       Trust Small Cap Stock                           1999                    5,195                 4,399               796
                                                       1998                    3,110                 2,852               258

       Trust Large Cap Stock                           1999                   30,757                25,863             4,894
                                                       1998                    4,336                 3,869               467

       Trust Select Equity                             1999                   34,708                29,705             5,003
                                                       1998                    2,999                 2,887               112

       Trust International Equity                      1999                   18,607                17,356             1,251
                                                       1998                    3,170                 3,287              (117)

       AIM V.I. Value                                  1999                       46                    46                 -
                                                       1998

       GACC Money Market                               1999                1,880,456             1,865,352            15,104
                                                       1998                2,041,400             2,029,315            12,085

       Lord Abbett Growth and Income                   1999                  694,610               638,423            56,187
                                                       1998                    3,786                 3,746                40

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)    Realized Gain (Loss) and Change in Unrealized Appreciation, continued:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                  ---------------------------------------------------------------
                                                                     Appreciation          Appreciation
                                                  Year or           (Depreciation)        (Depreciation)
                                                   Period            End of Period        Beginning of Period        Change
                                                ------------      -------------------   ----------------------  -----------------
       Trust Lord Abbett Growth and Income             1999                $ 115,197               $ -             $ 115,197
                                                       1998

       Trust Bond Debenture                            1999                    6,570             5,181                 1,389
                                                       1998                    5,181                 -                 5,181

       Trust Developing Growth                         1999                   47,186            21,898                25,288
                                                       1998                   21,898                 -                21,898

       Trust Large Cap Research                        1999                   34,688            11,811                22,877
                                                       1998                   11,811                 -                11,811

       Trust Mid-Cap Value                             1999                   33,035            12,587                20,448
                                                       1998                   12,587                 -                12,587

       Trust Quality Bond                              1999                   (1,251)              255                (1,506)
                                                       1998                      255                 -                   255

       Trust Small Cap Stock                           1999                   26,332            18,574                 7,758
                                                       1998                   18,574                 -                18,574

       Trust Large Cap Stock                           1999                   92,670            44,695                47,975
                                                       1998                   44,695                 -                44,695

       Trust Select Equity                             1999                  132,937            65,356                67,581
                                                       1998                   65,356                 -                65,356

       Trust International Equity                      1999                    6,792             1,778                 5,014
                                                       1998                    1,778                 -                 1,778

       AIM V.I. Value                                  1999                      442                 -                   442
                                                       1998

       GACC Money Market                               1999                    5,291             4,240                 1,051
                                                       1998                    4,240                 -                 4,240

       Lord Abbett Growth and Income                   1999                        -            25,472               (25,472)
                                                       1998                   25,472                 -                25,472

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    Unit Transactions
       The change in the number of units for each sub-account follows:


                                                                                            Trust
                                          ------------------------------------------------------------------------------------------
                                           Lord Abbett                                  Large                               Small
                                           Growth and       Bond       Developing        Cap       Mid-Cap      Quality      Cap
                                           Income (1)     Debenture      Growth       Research      Value        Bond       Stock
                                          -------------   -----------  ------------   -----------  ----------   ----------  --------
Accumulation units:
       Unit balance at 12/31/97

         Contract units sold                                       -             -           -           -            -          -
         Contract units transferred, net                      16,292        13,928      11,988      17,077       12,531     14,067
         Contract units redeemed                                 (98)         (202)       (204)       (225)         (37)      (402)
                                                          -----------  ------------   ---------  ----------   ----------  --------
       Unit balance at 12/31/98                               16,194        13,726      11,784      16,852       12,494     13,665

         Contract units purchased                    -             -             -           -           -            -          -
         Contract units transferred, net       130,578        15,874         6,813      13,512       4,466       (4,416)     2,415
         Contract units redeemed                (3,027)         (270)         (191)       (240)       (216)        (135)      (173)
                                          -------------   -----------  ------------   ---------  ----------   ----------  ---------
       Unit balance at 6/30/99                 127,551        31,798        20,348      25,056      21,102        7,943     15,907
                                          =============   ===========  ============   =========  ==========   ==========  =========


(1) Sub-account commenced operations on January 8, 1999.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    Unit Transactions
       The change in the number of units for each sub-account follows:


                                                             Trust                            AIM           GACC         Lord Abbett
                                          --------------------------------------------   -------------  -------------   ------------
                                              Large                                                                        Growth
                                               Cap           Select       International                     Money            and
                                              Stock          Equity         Equity        V.I. Value (2)   Market        Income (3)
                                          -------------   -------------  -------------   -------------  -------------   ------------
 Accumulation units:
     Unit balance at 12/31/97

       Contract units sold                         -               -              -                        303,667               -
       Contract units transferred, net        21,607          42,165          8,896                       (205,485)         62,823
       Contract units redeemed                  (405)           (554)          (347)                       (55,081)           (745)
                                        -------------   -------------  -------------                  -------------   -------------
     Unit balance at 12/31/98                 21,202          41,611          8,549                         43,101          62,078

       Contract units purchased                    -               -              -               -        229,496               -
       Contract units transferred, net        36,388          29,426          1,453           1,190       (194,272)        (62,052)
       Contract units redeemed                (1,952)         (2,347)          (104)             (5)       (25,118)            (26)
                                        -------------   -------------  -------------   ------------   -------------   -------------
     Unit balance at 6/30/99                  55,638          68,690          9,898           1,185         53,207               -
                                        =============   =============  =============   =============  =============   =============


 (2)    Sub-account commenced operations on May 3, 1999.
 (3)    Sub-account ceased operations on January 8, 1999.




                                  COVA VARIABLE
                                LIFE ACCOUNT ONE

                              Financial Statements

                                December 31, 1998

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of Cova Variable Life Account One, Board of Directors and Shareholder of Cova Financial Services Life Insurance Company:


     We have audited the accompanying statement of assets and liabilities of the Bond Debenture, Developing Growth, Large Cap Research, Mid Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, and International Equity sub-accounts (investment options within the Cova Series Trust), the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.), and the Money Market sub-account (investment option within the General American Capital Company) of Cova Variable Life Account One of Cova Financial Services Life Insurance Company (the Separate Account) as of December 31, 1998 and the related statement of operations and statement of changes in net assets for the period from commencement of operations through December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Life Account One of Cova Financial Services Life Insurance Company as of December 31, 1998, and the results of their operations and the changes in their net assets for the period presented, in conformity with generally accepted accounting principles.






     Chicago, Illinois
     March 1, 1999


                         COVA VARIABLE LIFE ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998


Assets:
    Investments:
       Cova Series Trust (Trust):
          Bond Debenture Portfolio - 13,423 shares at a net asset value of $12.38 per share
            (cost $161,009)                                                                                     $      166,190
          Developing Growth Portfolio - 12,034 shares at a net asset value of $11.24 per share
            (cost $113,370)                                                                                            135,268
          Large Cap Research Portfolio - 10,807 shares at a net asset value of $11.96 per share
            (cost $117,490)                                                                                            129,301
          Mid-Cap Value Portfolio - 15,251 shares at a net asset value of $10.58 per share
            (cost $148,807)                                                                                            161,394
          Quality Bond Portfolio - 12,152 shares at a net asset value of $11.02 per share
            (cost $133,651)                                                                                            133,906
          Small Cap Stock Portfolio - 10,140 shares at a net asset value of $11.98 per share
            (cost $102,930)                                                                                            121,504
          Large Cap Stock Portfolio - 14,203 shares at a net asset value of $18.12 per share
            (cost $212,598)                                                                                            257,293
          Select Equity Portfolio - 29,716 shares at a net asset value of $16.08 per share
            (cost $412,371)                                                                                            477,727
          International Equity Portfolio - 7,021 shares at a net asset value of $12.86 per share
            (cost $88,498)                                                                                              90,276

       Lord Abbett Series Fund, Inc. (Lord Abbett) Growth and Income Portfolio - 32,104 shares at a
          net asset value of $20.65 per share (cost $637,439)                                                          662,911

       General American Capital Company (GACC) Money Market Portfolio  - 26,049 shares at a
          net asset value of $19.25 per share (cost $497,220)                                                          501,460
                                                                                                                  -------------

                  Total assets                                                                                  $    2,837,230
                                                                                                                  =============


Liabilities:
    GACC Money Market                                                                                           $       50,258
                                                                                                                  =============


Net assets:
    Trust Bond Debenture - 16,194 accumulation units at $10.262336 per unit                                     $      166,190
    Trust Developing Growth - 13,726 accumulation units at $9.855135 per unit                                          135,268
    Trust Large Cap Research -11,784 accumulation units at $10.972618 per unit                                         129,301
    Trust Mid-Cap Value - 16,852 accumulation units at $9.576906 per unit                                              161,394
    Trust Quality Bond - 12,494 accumulation units at $10.717509 per unit                                              133,906
    Trust Small Cap Stock - 13,665 accumulation units at $8.891377 per unit                                            121,504
    Trust Large Cap Stock - 21,202 accumulation units at $12.135469 per unit                                           257,293
    Trust Select Equity - 41,611 accumulation units at $11.480648 per unit                                             477,727
    Trust International Equity - 8,549 accumulation units at $10.560451 per unit                                        90,276
    Lord Abbett Growth and Income - 62,078 accumulation units at $10.678727 per unit                                   662,911
    GACC Money Market - 43,101 accumulation units at $10.468518 per unit                                               451,202
                                                                                                                  -------------

                  Net assets                                                                                    $    2,786,972
                                                                                                                  =============

See accompanying notes to financial statements.

                         COVA VARIABLE LIFE ACCOUNT ONE

                             Statement of Operations

                         Period ended December 31, 1998




                                                                                                       Trust
                                           -----------------------------------------------------------------------------------
                                                                                Large         Mid-                   Small

                                               Bond          Developing          Cap          Cap       Quality       Cap
                                               Debenture       Growth           Research     Value        Bond       Stock
                                           -------------------------------  -------------------------   ---------  ----------


Income -
    dividends                            $         191               --             126           61          94           3
                                           --------------  ---------------  -------------   ---------   ---------  ----------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
       fund shares                                  --              (56)            (59)         (60)          8         258
    Realized gain distributions                     74                3              --           --          --          76
                                           --------------  ---------------  -------------   ---------   ---------  ----------

Net realized gain (loss)                            74              (53)            (59)         (60)          8         334
                                           --------------  ---------------  -------------   ---------   ---------  ----------

Change in unrealized appreciation
    during the year                              5,181           21,898          11,811       12,587         255      18,574
                                           --------------  ---------------  -------------   ---------   ---------  ----------

Net increase in net assets from
    operations                           $       5,446           21,845          11,878       12,588         357      18,911
                                           ==============  ===============  =============   =========   =========  ==========


See accompanying notes to financial statements.

                         COVA VARIABLE LIFE ACCOUNT ONE

                             Statement of Operations

                         Period ended December 31, 1998




                                                                  Trust                   Lord Abbett
                                          -------------------------------------------  ----------------
                                             Large                                          Growth           GACC
                                                                                                          -----------
                                              Cap        Select      International           and            Money
                                             Stock       Equity          Equity             Income          Market          Total
                                           ----------   ----------  -----------------  -----------------  -----------    ---------

Income -
    dividends                            $        23           25            652               8,782               -         9,957
                                           ----------   ----------  -----------------  -----------------  -----------   ----------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
       fund shares                               467          112           (117)                 40          12,085        12,678
    Realized gain distributions                   76          503              8              28,237               -        28,977
                                           ----------   ----------  -----------------  -----------------  ----------   -----------

Net realized gain (loss)                         543          615           (109)             28,277          12,085        41,655
                                           ----------   ----------  -----------------  -----------------  -----------   -----------

Change in unrealized appreciation
    during the year                           44,695       65,356          1,778              25,472           4,240       211,847
                                           ----------   ----------  -----------------  -----------------  -----------   -----------

Net increase in net assets from
    operations                           $    45,261       65,996          2,321              62,531          16,325       263,459
                                           ==========   ==========  =================  =================  ===========   ==========


See accompanying notes to financial statements.


                         COVA VARIABLE LIFE ACCOUNT ONE

                       Statement of Changes in Net Assets

                         Period ended December 31, 1998




                                                                                                          Trust
                                                   ------------------------------------------------------------------------------
                                                                                           Large          Mid-
                                                        Bond           Developing           Cap            Cap        Quality
                                                        Debenture        Growth           Research        Value         Bond
                                                   ----------------------------------  --------------  ------------  -----------
Increase in net assets from operations:
      Investment income                          $           191               --               126             61           94
      Net realized gain (loss)                                74              (53)              (59)           (60)           8
      Unrealized appreciation during
         the year                                          5,181           21,898            11,811         12,587          255
                                                   ----------------  ----------------  --------------  ------------  -----------

             Net increase from operations                  5,446           21,845            11,878         12,588          357
                                                   ----------------  ----------------  --------------  ------------  -----------

Contract transactions:
    Payments received from contract
      owners                                                  --               --                --             --           --
    Transfers between sub-accounts, net                  161,726          115,070           119,413        150,800      133,943
    Transfers for contract benefits,
      terminations and insurance charges                    (982)          (1,647)           (1,990)        (1,994)        (394)
                                                   ----------------  ----------------  --------------  ------------  -----------

             Net increase in net assets
                from contract transactions               160,744          113,423           117,423        148,806      133,549
                                                   ----------------  ----------------  --------------  ------------  -----------

             Net increase in net assets                  166,190          135,268           129,301        161,394      133,906

Net assets at beginning of period                             --               --                --             --           --
                                                   ----------------  ----------------  --------------  ------------  -----------

Net assets at end of period                      $       166,190          135,268           129,301        161,394      133,906
                                                   ================  ================  ==============  ============  ===========


See accompanying notes to financial statements.

                                        COVA VARIABLE LIFE ACCOUNT ONE

                                      Statement of Changes in Net Assets

                                        Period ended December 31, 1998




                                                                           Trust
                                                   ------------------------------------------------------------
                                                        Small        Large
                                                         Cap          Cap          Select      International
                                                        Stock        Stock         Equity          Equity
                                                      -----------  -----------   -----------  -----------------
Increase in net assets from
    operations:
      Investment income                          $             3           23            25             652
      Net realized gain (loss)                               334          543           615            (109)
      Unrealized appreciation during
         the year                                         18,574       44,695        65,356           1,778
                                                      -----------  -----------   -----------  -----------------

             Net increase from operations                 18,911       45,261        65,996           2,321
                                                      -----------  -----------   -----------  -----------------

Contract transactions:
    Payments received from contract
      owners                                                   -            -             -               -
    Transfers between sub-accounts, net                  105,943      216,611       417,562          91,449
    Transfers for contract benefits,
      terminations and insurance charges                  (3,350)      (4,579)       (5,831)         (3,494)
                                                      -----------  -----------   -----------  -----------------

             Net increase in net assets
                from contract transactions               102,593      212,032       411,731          87,955
                                                      -----------  -----------   -----------  -----------------

             Net increase in net assets                  121,504      257,293       477,727          90,276

Net assets at beginning of period                              -            -             -               -
                                                      -----------  -----------   -----------  -----------------

Net assets at end of period                      $       121,504      257,293       477,727          90,276
                                                      ===========  ===========   ===========  =================

See accompanying notes to financial statements.


                                      COVA VARIABLE LIFE ACCOUNT ONE

                                    Statement of Changes in Net Assets

                                      Period ended December 31, 1998




                                                      Lord Abbett
                                                  -----------------
                                                      Growth            GACC
                                                                    --------------
                                                       and              Money
                                                      Income           Market            Total
                                                  ----------------  --------------  -----------------
Increase in net assets from
    operations:
      Investment income                          $       8,782                  -              9,957
      Net realized gain (loss)                          28,277             12,085             41,655
      Unrealized appreciation during
         the year                                       25,472              4,240            211,847
                                                  ----------------  --------------  -----------------

             Net increase from operations               62,531             16,325            263,459
                                                  ----------------  --------------  -----------------

Contract transactions:
    Payments received from contract
      owners                                                 -          2,605,542          2,605,542
    Transfers between sub-accounts, net                607,811         (2,120,328)                 -
    Transfers for contract benefits,
      terminations and insurance charges                (7,431)           (50,337)           (82,029)
                                                  ----------------  --------------  -----------------

             Net increase in net assets
                from contract transactions             600,380            434,877          2,523,513
                                                  ----------------  --------------  -----------------

             Net increase in net assets                662,911            451,202          2,786,972

Net assets at beginning of period                            -                  -                  -
                                                  ----------------  --------------  -----------------

Net assets at end of period                      $     662,911            451,202          2,786,972
                                                  ================  ==============  =================

See accompanying notes to financial statements.



                         COVA VARIABLE LIFE ACCOUNT ONE

                          Notes to Financial Statements

                                                           December 31, 1998

  (1)   ORGANIZATION

        Cova Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (Cova) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable life contracts issued by Cova. The Separate Account is divided into sub-accounts with the assets of each sub-account invested in the corresponding portfolios of the following investment companies:


        Cova Series Trust (Trust)                               9 portfolios
        Lord Abbett Series Fund, Inc. (Lord Abbett)             1 portfolio
        General American Capital Company (GACC)                 1 portfolio

        Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. Not all sub-accounts are available for investment depending upon the terms of the variable life contracts offered for sale by Cova.

        The Separate Account commenced operations on February 26, 1998 and the sub-accounts commenced operations as follows:

        Trust Bond Debenture                April 13, 1998        Trust Large Cap Stock              April 13, 1998
        Trust Developing Growth             April 16, 1998        Trust Select Equity                March 23, 1998
        Trust Large Cap Research            May 4, 1998           Trust International Equity         March 23, 1998
        Trust Mid-Cap Value                 March 23, 1998        Lord Abbett Growth and Income      March 23, 1998
        Trust Quality Bond                  April 13, 1998        GACC Money Market                  February 26, 1998
        Trust Small Cap Stock               April 13, 1998

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        (A)   INVESTMENT VALUATION

              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

        (B)   REINVESTMENT OF DIVIDENDS

              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.


        (C)   FEDERAL INCOME TAXES

              The operations of the Separate Account are included in the federal income tax return of Cova, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

  (3)   CONTRACT CHARGES AND FEES

        There are contract charges and fees associated with the variable life insurance policy that are deducted from the policy account value that reduce the return on investment.

        (A)   INSURANCE CHARGES

              The insurance charges are: (1) mortality and expense risk, (2) administrative, (3) tax expense, and (4) cost of insurance. These charges are deducted from the policy account value on a monthly basis.

              For the first 10 years, the mortality and expense charge is equal, on an annual basis, to 0.90% of the policy account value, 1/12 of which is deducted each month. In succeeding years, the mortality and expense charge is equal, on an annual basis, to 0.75% of the policy account value, 1/12 of which is deducted each month. The administrative charge is equal, on an annual basis, to 0.40% of the policy account value, 1/12 of which is deducted each month. In 1998, mortality and expense risk and administrative charges of $12,998 were deducted from the contract values in the Separate Account.

              During the first 10 years, a tax expense charge is deducted. The tax expense charge is equal, on an annual basis, to 0.40% (.15% for federal tax and .25% for premium tax) of the policy account value, 1/12 of which is deducted each month. Premium taxes range from 0% to 4%. The premium tax charge is assessed regardless of the owner's actual state or local jurisdiction. In 1998, tax expense charges of $4,029 were deducted from the contract values in the Separate Account.

              The cost of insurance charge deducted each month from the policy account value depends upon the sex, age, and rating classification of the insured and whether the initial premium is 100% of the Maximum Premium Limit. In 1998, cost of insurance charges of $6,363 were deducted from the contract values in the Separate Account.

        (B)   SURRENDER CHARGES

              During the first 10 years, a surrender charge is deducted on withdrawals in excess of the Annual Withdrawal Amount. The surrender charge is a percentage of the premium surrendered as follows:

              policy years                      1-3        7.5%
              policy year                        4         6.0%
              policy year                        5         5.0%
              policy year                        6         4.0%
              policy year                        7         3.0%
              policy year                        8         2.0%
              policy year                        9         1.0%
              policy year                       10+        0.0%

              In 1998, no surrender charges were deducted from the contract values in the Separate Account.

              During the first 10 years, a deferred premium tax charge is deducted on premium surrendered. The deferred premium tax charge is a percentage of the premium surrendered as follows:

              policy year                        1         2.25%
              policy year                        2         2.00%
              policy year                        3         1.75%
              policy year                        4         1.50%
              policy year                        5         1.25%
              policy year                        6         1.00%
              policy year                        7         0.75%
              policy year                        8         0.50%
              policy year                        9         0.25%
              policy year                       10+        0.00%

              In 1998, no deferred premium tax charges were deducted from the contract values in the Separate Account.

        (C)   CONTRACT FEES

              An annual contract maintenance fee of $30 is imposed on all variable life contracts with contract values less than $50,000 on their policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated. In 1998, there were no contract maintenance fees deducted from the contract values in the Separate Account.

              Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts of the Separate Account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, will be deducted from the contract account value. Transfers made in the Dollar Cost Average program are not subject to the transfer fee. In 1998, there were no transfer fees deducted from the contract values in the Separate Account.

  (4)   SUBSEQUENT EVENT

        On January 8, 1999, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income sub-account invests in the Trust Lord Abbett Growth and Income Portfolio which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income Portfolio is managed by Lord Abbett who also manages the Lord Abbett Growth and Income Portfolio.


  (5)   TOTAL RETURN

        The total return for each sub-account since commencement of operations through December 31, 1998 follows:

        Trust Bond Debenture                                          0.78%
        Trust Developing Growth                                      (5.41)%
        Trust Large Cap Research                                      4.31%
        Trust Mid-Cap Value                                          (6.17)%
        Trust Quality Bond                                           (6.22)%
        Trust Small Cap Stock                                       (14.87)%
        Trust Large Cap Stock                                        13.96%
        Trust Select Equity                                           9.65%
        Trust International Equity                                    1.80%
        Lord Abbett Growth and Income                                 2.09%
        GACC Money Market                                             4.69%



  (6)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION

        The table below summarizes the realized gain (loss) on the sale of fund shares and the change in unrealized appreciation since commencement of operations through December 31, 1998.

                Realized gain (loss) on sale of fund shares:
                    Trust Bond Debenture:
                       Aggregate proceeds from sales of fund shares                      $            527
                       Aggregate cost of fund shares redeemed                                         527
                                                                                             --------------

                              Realized gain (loss)                                       $              --
                                                                                             ==============

                    Trust Developing Growth:
                       Aggregate proceeds from sales of fund shares                      $          1,194
                       Aggregate cost of fund shares redeemed                                       1,250
                                                                                             --------------

                              Realized gain (loss)                                       $            (56)
                                                                                             ==============

                    Trust Large Cap Research:
                       Aggregate proceeds from sales of fund shares                      $          1,809
                       Aggregate cost of fund shares redeemed                                       1,868
                                                                                             --------------

                              Realized gain (loss)                                       $            (59)
                                                                                             ==============

                Realized gain (loss) on sale of fund shares, continued:
                    Trust Mid-Cap Value:
                       Aggregate proceeds from sales of fund shares                      $          1,646
                       Aggregate cost of fund shares redeemed                                       1,706
                                                                                             --------------

                              Realized gain (loss)                                       $            (60)
                                                                                             ==============

                    Trust Quality Bond:
                       Aggregate proceeds from sales of fund shares                      $            890
                       Aggregate cost of fund shares redeemed                                         882
                                                                                             --------------

                              Realized gain (loss)                                       $              8
                                                                                             ==============

                    Trust Small Cap Stock:
                       Aggregate proceeds from sales of fund shares                      $          3,110
                       Aggregate cost of fund shares redeemed                                       2,852
                                                                                             --------------

                              Realized gain (loss)                                       $            258
                                                                                             ==============

                    Trust Large Cap Stock:
                       Aggregate proceeds from sales of fund shares                      $          4,336
                       Aggregate cost of fund shares redeemed                                       3,869
                                                                                             --------------

                              Realized gain (loss)                                       $            467
                                                                                             ==============

                    Trust Select Equity:
                       Aggregate proceeds from sales of fund shares                      $          2,999
                       Aggregate cost of fund shares redeemed                                       2,887
                                                                                             --------------

                              Realized gain (loss)                                       $            112
                                                                                             ==============

                    Trust International Equity:
                       Aggregate proceeds from sales of fund shares                      $          3,170
                       Aggregate cost of fund shares redeemed                                       3,287
                                                                                             --------------

                              Realized gain (loss)                                       $           (117)
                                                                                             ==============

                    Lord Abbett Growth and Income:
                       Aggregate proceeds from sales of fund shares                                 3,786
                       Aggregate cost of fund shares redeemed                                       3,746
                                                                                             --------------

                              Realized gain (loss)                                       $             40
                                                                                             ==============

                Realized gain (loss) on sale of fund shares, continued:
                    GACC Money Market:
                       Aggregate proceeds from sales of fund shares                      $      2,041,400
                       Aggregate cost of fund shares redeemed                                   2,029,315
                                                                                             --------------

                              Realized gain (loss)                                       $         12,085
                                                                                             ==============

                Unrealized appreciation:
                    Trust Bond Debenture:
                       Appreciation, end of period                                       $          5,181
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $          5,181
                                                                                             ==============

                    Trust Developing Growth:
                       Appreciation, end of period                                       $         21,898
                       Appreciation, beginning of period                                               --
                                                                                             --------------

                              Unrealized appreciation                                    $         21,898
                                                                                             ==============

                    Trust Large Cap Research:
                       Appreciation, end of period                                       $         11,811
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $         11,811
                                                                                             ==============

                    Trust Mid-Cap Value:
                       Appreciation, end of period                                       $         12,587
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $         12,587
                                                                                             ==============

                    Trust Quality Bond:
                       Appreciation, end of period                                       $            255
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $            255
                                                                                             ==============

                    Trust Small Cap Stock:
                       Appreciation, end of period                                       $         18,574
                       Appreciation, beginning of period                                                --
                                                                                             ==============

                              Unrealized appreciation                                    $         18,574
                                                                                             ==============

                         COVA VARIABLE LIFE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998

                Unrealized appreciation, continued:
                    Trust Large Cap Stock:
                       Appreciation, end of period                                       $         44,695
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $         44,695
                                                                                             ==============

                    Trust Select Equity:
                       Appreciation, end of period                                       $         65,356
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $         65,356
                                                                                             ==============

                    Trust International Equity:
                       Appreciation, end of period                                       $          1,778
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $          1,778
                                                                                             ==============

                    Lord Abbett Growth and Income:
                       Appreciation, end of period                                       $         25,472
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $         25,472
                                                                                             ==============

                    GACC Money Market:
                       Appreciation, end of period                                       $          4,240
                       Appreciation, beginning of period                                                --
                                                                                             --------------

                              Unrealized appreciation                                    $          4,240
                                                                                             ==============


                         COVA VARIABLE LIFE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998




(7)   UNIT TRANSACTIONS

      The change in the number of accumulation units is as follows:

                                                                                     Trust
                                              -------------------------------------------------------------------------------------
                                                                                    Large        Mid-                    Small
                                                  Bond          Developing           Cap          Cap       Quality       Cap
                                                  Debenture       Growth            Research     Value       Bond        Stock
                                              --------------------------------  -------------------------  ----------  ----------
Unit balance at beginning of period
    Contract units purchased                           --               --               --           --          --          --
    Contract units transferred, net                16,292           13,928           11,988       17,077      12,531      14,067
    Contract units redeemed                           (98)            (202)            (204)        (225)        (37)       (402)
                                              --------------  ----------------  -------------  ----------  ----------  ----------

Unit balance at end of period                      16,194           13,726           11,784       16,852      12,494      13,665
                                              ==============  ================  =============  ==========  ==========  ==========

                         COVA VARIABLE LIFE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998

(7)   UNIT TRANSACTIONS

      The change in the number of accumulation units is as follows:

                                                                 Trust                                 Lord Abbett
                                              ---------------------------------------------  ------------------------------
                                                    Large                                        Growth           GACC
                                                                                                               ------------
                                                     Cap        Select      International          and            Money
                                                    Stock       Equity         Equity            Income          Market
                                              --   ---------   ---------   ----------------  ----------------  ------------
Unit balance at beginning of period
    Contract units purchased                             --          --             --                 --          303,667
    Contract units transferred, net                  21,607      42,165          8,896             62,823         (205,485)
    Contract units redeemed                            (405)       (554)          (347)              (745)         (55,081)
                                              --   ---------   ---------   ----------------  ----------------  ------------

Unit balance at end of period                        21,202      41,611          8,549             62,078           43,101
                                              ==   =========   =========   ================  ================  ============






COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Financial Statements (Unaudited)

June 30, 1999 and 1998




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Balance Sheets
 (In thousands)


                                                                           June 30,
                                                                            1999              December 31,
     Assets                                                               (Unaudited)              1998
                                                                          -----------        --------------
Investments:

  Debt securities available for sale at fair value

  (cost of $1,510,855 in 1999 and $1,375,198 in 1998)                    $1,461,821             $1,371,513

  Equity securities, at fair value                                            9,037                  9,037

  Mortgage loans, net of allowance for potential loan loss                  323,531                312,865

  Investment Real estate                                                      3,950                      -

  Policy loans                                                               26,884                 26,295
                                                                             ------                 ------

Total investments                                                         1,825,223              1,719,710
                                                                          ---------              ---------

Cash and cash equivalents - interest bearing                                 75,792                 94,770

Cash - non-interest bearing                                                   6,832                  5,008

Accrued investment income                                                    23,954                 21,505

Deferred policy acquisition costs                                           177,681                131,973

Present value of future profits                                              43,587                 42,230

Goodwill                                                                     18,019                 18,585

Deferred tax benefits, net                                                    9,660                  4,786

Receivable from OakRe                                                       531,541                720,904

Due from affiliates                                                         216,931                246,198

Other assets                                                                  1,566                  6,674

Separate account assets                                                   2,257,878              1,832,396
                                                                          ---------              ---------

Total assets                                                             $5,188,664             $4,844,739
                                                                         ==========             ==========

See accompanying notes to unaudited financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Balance Sheets, (Continued)

 (In thousands)

                                                                       June 30
                                                                        1999                December 31,
     Liabilities and Shareholder's Equity                            (Unaudited)                 1998
                                                                     ------------           --------------
Liabilities:

  Policyholder deposits                                              $2,535,619               $2,643,124

  Future policy benefits                                                 58,430                   54,336

  Payable on return of collateral on loaned securities                   41,797                   25,923

  Payable on purchase of securities                                       5,682                    1,040

  Federal and state income taxes payable                                    410                      446

  Accounts payable and other liabilities                                 19,235                   18,714

  Future purchase price payable to OakRe                                  5,523                    6,976

  Guaranty fund assessments                                               9,700                    9,700

  Separate account liabilities                                        2,257,875                1,832,394
                                                                      ---------                ---------

Total liabilities                                                     4,934,271                4,592,653
                                                                      ---------                ---------

Shareholder's equity:

  Common stock                                                            5,799                    5,799

  Additional paid-in capital                                            230,491                  220,491

  Retained earnings                                                      28,846                   26,410

  Accumulated other comprehensive loss, net of tax                      (10,743)                    (614)
                                                                       --------                    -----

Total shareholder's equity                                              254,393                  252,086
                                                                        -------                  -------


Total liabilities and shareholder's equity                           $5,188,664               $4,844,739
                                                                     ==========               ==========

See accompanying notes to unaudited financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Statements of Income (Unaudited)

(In thousands)

                                                          Six months ended                 Three months ended
                                                              June 30,                          June 30,
                                                        1999             1998             1999             1998
                                                       ------------------------         --------------------------
Revenues:

Premiums                                                $9,755          $8,784            $6,467          $6,179

Net investment income                                   66,028          61,808            32,125          30,766

Net realized investment gains (losses)                  (4,794)         (1,754)           (2,569)            498

Separate account fees                                   14,326           9,433             7,637           5,149

Other income                                             4,786           1,691             2,558             868
                                                         -----           -----             -----            ----

Total revenues                                          90,101          79,962            46,218          43,460
                                                        ------          ------            ------          ------


Benefits and expenses:

Interest on policyholder deposits                       49,696          45,662            24,505          23,206

Current and future policy benefits                      11,918           9,696             8,112           6,237

Operating and other expenses                            18,140          13,701            10,012           7,143

Amortization of purchased intangible assets              1,911           2,008               966             998

Amortization of deferred acquisition costs               5,451           3,450             2,890           2,850
                                                         -----           -----             -----           -----

Total benefits and expenses                             87,116          74,517            46,485          40,434
                                                        ------          ------            ------          ------

Income (loss)before income taxes                         2,985           5,445              (267)          3,026
                                                         -----           -----             -----           -----

Income tax expense(benefit):

Current                                                   (206)         (1,312)           (4,421)          1,767

Deferred                                                   755           3,480             4,075            (575)
                                                           ---           -----             -----           -----

Total income tax expense (benefit)                         549           2,168             (346)           1,192
                                                           ---           -----             -----           -----

Net income                                              $2,436          $3,277               $79          $1,834
                                                        ======          ======               ===          ======

See accompanying notes to unaudited financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Statements of Shareholder's Equity (Unaudited)

(In thousands)

                                                                            For the periods ended

                                                                          6/30/99           12/31/98
                                                                         ---------          ---------
Common stock, at beginning and end of period                             $  5,799           $  5,799
                                                                           ------             ------

Additional paid-in capital:

Balance at beginning of period                                            220,491            191,491

Capital contribution                                                       10,000             29,000
                                                                           ------             ------

Balance at end of period                                                  230,491            220,491
                                                                          -------            -------

Retained earnings:

Balance at beginning of period                                             26,410             12,516

Net income                                                                  2,436             13,894
                                                                            -----             ------

Balance at end of period                                                   28,846             26,410
                                                                           ------             ------

Accumulated other comprehensive loss:

Balance at beginning of period                                               (614)             2,732

Change in unrealized depreciation of debt and equity securities           (45,350)           (14,571)

Change in deferred acquisition costs attributable to
unrealized appreciation                                                    27,279              6,996

Change in present value of future profits attributable to
unrealized depreciation                                                     2,488              2,428

Change in deferred federal income taxes impact                              5,454              1,801
                                                                            -----              -----

Balance at end of period                                                  (10,743)              (614)
                                                                          --------              -----

Total shareholder's equity                                               $254,393           $252,086
                                                                         ========           ========

Total comprehensive income (loss):

  Net income                                                               $2,436            $13,894

  Other comprehensive loss (change in
   Unrealized losses on debt and equity securities)                       (10,129)            (3,346)
                                                                         --------            -------

  Total comprehensive income(loss)                                        $(7,693)           $10,548
                                                                         ========            =======

  See accompanying notes to unaudited financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Statements of Cash Flows (Unaudited)

 (In thousands)

                                                                                    Six months ended
                                                                                        June 30,
                                                                               1999                  1998
                                                                              --------            ---------
Reconciliation of net income to net cash provided
     by operating activities:

  Net income                                                                    $2,436              $3,277

Adjustments to reconcile net income to net cash
     provided by operating activities:
                                                                                                     6,606
    Increase in future policy benefits                                           4,094

    (Decrease) increase in payables and accrued liabilities                        521              (3,128)

    Increase in accrued investment income                                       (2,449)               (711)

    Amortization of intangible assets                                            7,362               5,458

    Recapture commission paid to OakRe                                          (1,453)             (2,981)

    Net realized investment losses                                               4,794               1,754

    Interest accumulated on policyholder deposits                               49,696              45,662

    Increase in current and deferred federal income taxes                       (4,910)             (2,926)

    Commissions and expenses deferred                                          (23,880)            (24,496)

    Other                                                                        6,734               1,440
                                                                                -------             -------

Net cash provided by operating Activities                                       42,945              29,955
                                                                                ------              ------

Cash flows from investing activities:

  Cash used in the purchase of investment
    Securities                                                                (373,923)           (298,878)

  Proceeds from investment securities sold
    and matured                                                                227,903             265,979

  Other                                                                         (1,107)               (724)
                                                                               -------               -----

Net cash used in investing activities                                         (147,127)            (33,623)
                                                                             ----------            --------

See accompanying notes to unaudited financial statements.
(Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Statements of Cash Flows, (Unaudited) (Continued)

 (In thousands)

                                                                                  Six Months Ended
                                                                                      June 30,
                                                                             1999                   1998
                                                                           --------               ---------
Cash flows from financing activities:

  Policyholder deposits                                                    $484,855                 $506,586

  Transfers from OakRe                                                      206,951                  415,821

  Transfer to separate accounts                                            (288,377)                (424,680)

  Return of policyholder deposits                                          (378,266)                (432,606)

  Proceeds from security collateral on
    Securities lending                                                       15,874                        -

  Transfers from(to) RGA                                                     35,991                 (40,446)

  Capital contribution received                                              10,000                        -
                                                                             ------                   ------
Net cash provided by financing activities                                    87,028                   24,675
                                                                             ------                   ------

Increase(decrease) in cash and cash
  Equivalents                                                               (17,154)                  21,007
                                                                           --------                   ------

Cash and cash equivalents - beginning of Period                              99,778                   16,576
                                                                             ------                   ------

Cash and cash equivalents - end of period                                   $82,624                  $37,583
                                                                            =======                  =======

See accompanying notes to unaudited financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Notes to Interim Financial Statements - (Unaudited)

June 30, 1999 and 1998

(1)

The interim consolidated financial statements for Cova Financial Services Life Insurance Company (the Company) have been prepared on the basis of generally accepted accounting principles and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) necessary for a fair presentation or results for such periods. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1998 and December 31, 1997, and for each of the years in the three-year period ended December 31, 1998 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.


(2)  Investments

The Company's investments in debt and equity securities are considered available for sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as other comprehensive income. The carrying value and amortized cost of investments at June 30, 1999 were as follows:

                                                                                          June 30, 1999
                                                         --------------------------------------------------------------------------
                                                                         Gross          Gross           Estimated
                                                         Amortized     Unrealized     Unrealized           Fair          Carrying
                                                            Cost         Gains          Losses            Value            Value
                                                         --------------------------------------------------------------------------
                                                                                         (in thousands )
Debt securities:
  U.S. Government treasuries                               $28,220           $88       $(1,906)           $26,402          $26,402
  Government agency obligations                             46,126           464          (135)            46,455           46,455
  Corporate securities                                   1,050,390         3,530       (45,063)         1,008,857        1,008,857
  Mortgage-backed securities                               210,309           642        (2,022)           208,929          208,929
  Asset-backed securities                                  175,810           575        (5,207)           171,178          171,178
                                                        ----------         -----      ----------        ----------       ----------
Total debt securities                                    1,510,855         5,299       (54,333)         1,461,821        1,461,821

Equity securities                                            9,037             -              -             9,037            9,037
Mortgage loans(net)                                        323,531         9,884          (751)           332,664          323,531
Real estate                                                  3,950             -              -             3,950            3,950
Policy loans                                                26,884             -              -            26,884           26,884
                                                        ----------       -------       --------        ----------       -----------
Total investments                                       $1,874,257       $15,183      ($55,084)        $1,834,356       $1,825,223
                                                        ==========       =======      =========        ==========       ==========


Company's beneficial interest in
 Separate accounts                                             $3             --            --                 $3                $3
                                                              ---            ---           ---                 ---              ---

As of June 30, 1999, the Company had six nonincome producing debt securities totaling $12,618,058. The Company's valuation allowance for potential losses on mortgage loans is $775,500 at June 30, 1999.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Notes to Interim Financial Statements - (Unaudited)

The amortized cost and fair market value of debt securities at June 30, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                          June 30, 1999
                                                           --------------------------------------
                                                                                        Fair
                                                            Amortized                  Market
                                                              Cost                     Value
                                                           --------------------------------------
                                                                       (in thousands )
Less than one year                                            $78,922                   $79,374

Due after one year through five years                         489,360                   469,383

Due after five years through ten years                        439,987                   422,300

Due after ten years                                           292,277                   281,835

Mortgage-backed securities                                    210,309                   208,929
                                                              -------                   -------

Total                                                      $1,510,855                $1,461,821
                                                           ==========                ==========


At June 30, 1999, approximately 90.8% of the Company's debt securities are investment grade or are non-rated but considered to be of investment grade. Of the 9.2% non-investment grade debt securities, 6.1% are rated as BB, 1.9% are rated as B and 1.2% are rated as CCC and treated as impaired.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Corporation)

Notes to Interim Financial Statements - (Unaudited)

The components of net investment income, net realized capital losses and comprehensive income were as follows:

                                                              Six months ended                 Three months ended
                                                                   June 30,                          June 30,
                                                            1999           1998                1999           1998
                                                           -----------------------           ------------------------
                                                                                (in thousands )
Income on debt securities                                   $50,849       $46,118             $25,274        $22,880

Income on short-term investments                              1,013         1,206                 548            641

Income on equity securities                                     281             -                 137              -

Income on mortgage loans                                     13,666        14,500               6,095          7,250

Income on policy loans                                        1,043           965                 530            492

Miscellaneous interest                                          283            60                 114             35
                                                                ---            --                 ---             --
Total investment income                                      67,135        62,849              32,698         31,298

Investment expenses                                          (1,107)       (1,041)               (573)          (532)
                                                            -------       -------               -----          -----
Net investment income                                       $66,028       $61,808             $32,125        $30,766
                                                            =======       =======             =======        =======
Net realized capital gains(losses) - debt

  securities                                                $(4,794)      $(1,754)            $(2,569)          $498
                                                            ========      ========            ========          ====


                                                                    For the periods ended:
                                                            ----------------------------------------
                                                               6/30/99                  6/30/98
                                                            ----------------------------------------
                                                                        (in thousands)
Comprehensive income was as follows:

  Debt securities                                              $(45,350)                 $(546)

  Effects on deferred acquisition costs
    Amortization                                                 27,279                    242

  Effects on present value of future
    Profits amortization                                          2,488                     90
                                                                  -----                     --

  Unrealized depreciation before income Taxes                   (15,583)                  (214)

  Unrealized income tax benefit                                   5,454                     75
                                                                  -----                     --

Net change in comprehensive income                             $(10,129)                 $(139)
                                                              ==========                =======

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
 (a wholly owned subsidiary of Cova Corporation)

Notes to Interim Financial Statements - (Unaudited)


(3)      Securities Greater than 10% of Shareholder's Equity

As of June 30, 1999 the Company does not have any individual security that exceeds 10% of shareholder's equity:

(4)      Statutory Surplus

As  of  June  30,  1999,  the  Company's   statutory  capital  and  surplus  was
$104,250,501. The Company's statutory net losses for the periods ended June 30, 1999 and 1998 were $9,554,724 and $4,784,981, respectively.

(5)      Related-Party Transactions

The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are Cova Life Management Company, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, General
American Life Insurance Company. Cova Life Administrative Service Company provides various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies as of June 30, 1999 and 1998 were $10,768,818 and $9,712,533, respectively.

(6)   SUBSEQUENT EVENT

On August 26, 1999, the Company's ultimate parent, General American Life Insurance Company (GALIC), entered into a definitive agreement, whereby MetLife will acquire GALIC's parent company GenAmerica Corporation for $1.2 billion in cash. The purchase is subject to the approval of the Missouri Director of Insurance, and it is expected to be completed in the fourth quarter of 1999.

(7)  Others

Certain 1998 amounts have reclassified to conform to the 1999 presentation.






                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.





     March 4, 1999

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 1998 and 1997


                                       ASSETS                                              1998           1997
                                                                                       -------------  -------------
                                                                                             (IN THOUSANDS)
Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,375,198 in 1998 and $1,269,362 in 1997)                                     $    1,371,513      1,280,247
    Equity securities, at fair value                                                          9,037             --
    Mortgage loans, net of allowance for potential loan loss
      of $510 in 1998 and $237 in 1997                                                      312,865        348,206
    Policy loans                                                                             26,295         24,228
                                                                                       -------------  -------------

             Total investments                                                            1,719,710      1,652,681


Cash and cash equivalents - interest-bearing                                                 94,770         12,910
Cash - noninterest-bearing                                                                    5,008          3,666
Receivable from sale of securities                                                            5,845          1,870
Accrued investment income                                                                    21,505         20,602
Deferred policy acquisition costs                                                           131,973         84,326
Present value of future profits                                                              42,230         41,486
Goodwill                                                                                     18,585         19,717
Deferred tax asset, net                                                                       4,786          7,933
Receivable from OakRe                                                                       720,904      1,426,261
Due from affiliates                                                                         246,198        127,599
Other assets                                                                                    829          2,184
Separate account assets                                                                   1,832,396      1,108,125
                                                                                       -------------  -------------

             Total assets                                                            $    4,844,739      4,509,360
                                                                                       =============  =============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued

                           December 31, 1998 and 1997


                       LIABILITIES AND SHAREHOLDER'S EQUITY                               1998            1997
                                                                                       ------------   -------------
                                                                                             (IN THOUSANDS)
Liabilities:
    Policyholder deposits                                                            $   2,643,124       3,098,287
    Future policy benefits                                                                  54,336          38,361
    Payable on return of collateral on loaned securities                                    25,923              --
    Payable on purchase of securities                                                        1,040           7,261
    Federal and state income taxes payable                                                     446           1,312
    Accounts payable and other liabilities                                                  18,714          21,912
    Future purchase price payable to OakRe                                                   6,976          12,173
    Guaranty fund assessments                                                                9,700           9,700
    Separate account liabilities                                                         1,832,394       1,107,816
                                                                                       ------------   -------------

             Total liabilities                                                           4,592,653       4,296,822
                                                                                       ------------   -------------

Shareholder's equity:
    Common stock, $2 par value.  (Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 1998 and 1997)                                                      5,799           5,799
    Additional paid-in capital                                                             220,491         191,491
    Retained earnings                                                                       26,410          12,516
    Accumulated other comprehensive
      income - net of tax                                                                     (614)          2,732
                                                                                       ------------   -------------

             Total shareholder's equity                                                    252,086         212,538
                                                                                       ------------   -------------

             Total liabilities and shareholder's equity                              $   4,844,739       4,509,360
                                                                                       ============   =============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Statements of Income

                  Years ended December 31, 1998, 1997, and 1996


                                                             1998         1997        1996
                                                          -----------  -----------  ----------
                                                                    (in thousands)
Revenues:
    Premiums                                            $     23,875        9,368       3,154
    Net investment income                                    127,812      111,661      70,629
    Net realized gains (losses) on sales
      of investments                                          (1,600)         563         472
    Separate account fees                                     20,820       12,455       7,205
    Other income                                               5,372        4,950       3,304
                                                          -----------  -----------  ----------

             Total revenues                                  176,279      138,997      84,764
                                                          -----------  -----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                         93,759       81,129      50,100
    Current and future policy benefits                        25,225       11,496       5,130
    Operating and other expenses                              27,190       21,758      16,557
    Amortization of purchased
      intangible assets                                        3,445        3,668       2,332
    Amortization of deferred policy
      acquisition costs                                        9,393        6,307       4,389
                                                          -----------  -----------  ----------

             Total benefits and expenses                     159,012      124,358      78,508
                                                          -----------  -----------  ----------

             Income before income taxes                       17,267       14,639       6,256
                                                          -----------  -----------  ----------

Income tax expense (benefit):
    Current                                                   (1,576)       1,951       1,740
    Deferred                                                   4,949        3,710         915
                                                          -----------  -----------  ----------

             Total income tax expense                          3,373        5,661       2,655
                                                          -----------  -----------  ----------

             Net income                                 $     13,894        8,978       3,601
                                                          ===========  ===========  ==========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997, and 1996


                                                                              1998          1997         1996
                                                                           -----------   -----------  -----------
                                                                                      (in thousands)
Common stock, balance at beginning
    and end of period                                                    $      5,799         5,799        5,799
                                                                           -----------   -----------  -----------

Additional paid-in capital:
    Balance at beginning of period                                            191,491       166,491      129,586
    Capital contribution                                                       29,000        25,000       36,905
                                                                           -----------   -----------  -----------

Balance at end of period                                                      220,491       191,491      166,491
                                                                           -----------   -----------  -----------

Retained earnings (deficit):
    Balance at beginning of period                                             12,516         3,538          (63)
    Net income                                                                 13,894         8,978        3,601
                                                                           -----------   -----------  -----------

Balance at end of period                                                       26,410        12,516        3,538
                                                                           -----------   -----------  -----------

Accumulated other comprehensive income:
    Balance at beginning of period                                              2,732          (784)       2,764
    Change in unrealized appreciation
      (depreciation) of debt and equity
      securities                                                              (14,571)       14,077      (13,915)
    Deferred federal income tax impact                                          1,801        (1,893)       1,910
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation (appreciation)                                 6,996        (5,342)       1,561
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                    2,428        (3,326)       6,896
                                                                           -----------   -----------  -----------

Balance at end of period                                                         (614)        2,732         (784)
                                                                           -----------   -----------  -----------

             Total shareholder's equity                                  $    252,086       212,538      175,044
                                                                           ===========   ===========  ===========

Total comprehensive income:
    Net income                                                           $     13,894         8,978        3,601
    Other comprehensive income (change in net unrealized
      appreciation (depreciation) of debt and equity securities)               (3,346)        3,516       (3,548)
                                                                           -----------   -----------  -----------

             Total comprehensive income                                  $     10,548        12,494           53
                                                                           ===========   ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997, and 1996


                                                                             1998          1997          1996
                                                                         -------------  ------------  ------------
                                                                                             (in thousands)
Reconciliations of net income to net cash provided by
  operating activities:
      Net income                                                       $       13,894         8,978         3,601
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                  15,975         6,019           680
           Increase (decrease) in payables and
             accrued liabilities                                               (3,198)       (1,194)        2,900
           Increase in accrued investment income                                 (903)       (5,591)       (4,778)
           Amortization of intangible assets and                               12,838         9,975         6,721
             deferred policy acquisition costs
           Amortization and accretion of securities
             premiums and discounts                                            (1,767)        1,664         2,751
           Recapture commissions paid to OakRe                                 (5,197)       (4,837)       (4,483)
           Net realized loss (gain) on sale of investments                      1,600          (563)         (472)
           Interest accumulated on policyholder deposits                       93,759        81,129        50,100
           Increase (decrease) in current and
             deferred federal income taxes                                      2,281         5,917          (351)
           Separate account net income                                            (12)       (2,637)       (2,008)
           Commissions and expenses deferred                                  (50,044)      (46,142)      (34,803)
           Other                                                               (3,566)       (3,537)         (578)
                                                                         -------------  ------------  ------------

             Net cash provided by operating activities                         75,660        49,181        19,280
                                                                         -------------  ------------  ------------

Cash flows from investing activities:
    Cash used in the purchase of investment securities                       (733,049)     (809,814)     (715,274)
    Proceeds from investment securities sold and matured                      642,481       382,783       262,083
    Other                                                                      (1,159)       15,400       (14,166)
                                                                         -------------  ------------  ------------

             Net cash used in investing activities                     $      (91,727)     (411,631)     (467,357)
                                                                         -------------  ------------  ------------


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows, Continued

                  Years ended December 31, 1998, 1997, and 1996


                                                                                  1998          1997          1996
                                                                              -------------  ------------  ------------
                                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                                   $    1,014,075       841,174       446,784
    Transfers from OakRe                                                           812,520       637,168       574,010
    Transfer to separate accounts                                                 (789,872)     (450,303)     (126,797)
    Return of policyholder deposits                                               (889,202)     (597,425)     (491,025)
    Proceeds from security collaterals on securities lending                        25,923            --            --
    Transfers to RGA                                                              (103,175)     (120,411)           --
    Capital contributions received                                                  29,000        25,000        20,000
                                                                              -------------  ------------  ------------

             Net cash provided by financing activities                              99,269       335,203       422,972
                                                                              -------------  ------------  ------------

             Increase (decrease) in cash and
               cash equivalents                                                     83,202       (27,247)      (25,105)

Cash and cash equivalents at beginning of period                                    16,576        43,823        62,256
CFLIC contributed cash (note 9)                                                         --            --         6,672
                                                                              -------------  ------------  ------------

Cash and cash equivalents at end of period                                  $       99,778        16,576        43,823
                                                                              =============  ============  ============

See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996



  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 89%, 73%, and 66% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated and Edward Jones & Company in 1998, 1997, and 1996, respectively.

              ORGANIZATION

              CFSLIC, formerly Xerox Financial Services Life Insurance Company (XFSLIC), is a wholly owned subsidiary of Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. When Cova Corporation purchased CSFLIC from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), a subsidiary of XFSLIC, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of CFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by the end of the year 2000, from the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ended December 31, 1998 and 1997.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The Company owns 100% of the outstanding shares of First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC). Ownership of CFLIC was obtained on December 31, 1996 as the result of a capital contribution by Cova Corporation. The Company has presented the consolidated financial position and results of operations for its subsidiaries from the dates of actual ownership (see note 9).


  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1998 and 1997 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              EQUITY SECURITIES

              Equity securities represent investments in nonredeemable preferred stock and common stock warrants. These securities are carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan -Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $510,000 and $237,000, at December 31, 1998 and 1997, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or life policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate account and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1998 and 1997, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below. The effects on deferred policy acquisition costs of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                      1998          1997          1996
                                                                   ------------  ------------ -------------
                                                                               (IN THOUSANDS)
Deferred policy acquisition costs, beginning of period           $    84,326        49,833       14,468
Commissions and expenses deferred                                     50,044        46,142       34,803
Amortization                                                          (9,393)       (6,307)      (4,389)
Deferred policy acquisition costs attributable to
    unrealized depreciation (appreciation)                             6,996        (5,342)       1,561
Effects on deferred policy acquisition costs of CFLIC
    consolidation                                                        --             --        3,390
                                                                   ------------  ------------ -------------

Deferred policy acquisition costs, end of period                 $   131,973        84,326       49,833
                                                                   ============  ============ =============

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 4.8%, 6.2%, 6.9%, 7.3%, and 7.1% for the years ended December 31, 1999 through 2003, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

                  During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between PVFP, goodwill, and the future payable. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996.

                  The components of PVFP are shown below. The effects on PVFP of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                  1998          1997          1996
                                                               ------------  ------------ -------------
                                                                           (IN THOUSANDS)
PVFP - beginning of period                                   $    41,486         46,389      38,155
Net amortization                                                  (1,684)        (1,577)       (473)
Present value of future profits attributable to unrealized
    depreciation (appreciation)                                    2,428         (3,326)      6,896
Adjustment due to revised push-down purchase accounting
                                                                       --              --         698
Effects on present value of future profits of CFLIC
    consolidation                                                     --             --       1,113
                                                               ------------  ------------ -------------

   PVFP - end of period                                      $    42,230         41,486      46,389
                                                               ============  ============ =============


Goodwill

Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below. The effects on goodwill of the consolidation of CFLIC (see note 9) with the Company are presented separately.


                                                                    1998         1997         1996
                                                                 -----------  ------------ ------------
                                                                            (IN THOUSANDS)
Goodwill - beginning of period                                 $    19,717       20,849       23,358
Amortization                                                        (1,132)      (1,132)        (916)
Adjustment due to revised push-down purchase accounting
                                                                         --            --       (3,626)
Effects on goodwill of CFLIC consolidation                              --           --        2,033
                                                                 -----------  ------------ ------------

Goodwill - end of period                                       $    18,585       19,717       20,849
                                                                 ===========  ============ ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.


The components of this future payable are shown below. The effects on the future payable on the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                    1998         1997         1996
                                                                 -----------  ------------  ----------
                                                                            (IN THOUSANDS)
Future payable - beginning of period                           $    12,173       16,051       23,967
Interest added                                                         629          959          943
Payments to OakRe                                                   (5,826)      (4,837)      (4,483)
Adjustment due to revised push-down purchase
    accounting                                                          --           --       (5,059)
Effects on goodwill of CFLIC consolidation                              --           --          683
                                                                 -----------  ------------ -----------

Future payable - end of period                                 $     6,976       12,173       16,051
                                                                 ===========  ============ ===========

              DEFERRED TAX ASSETS AND LIABILITIES

              XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1998 was 5.86%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges, servicing fee from OakRe for administrating their policies, and advisory fees received from GALIC for advisory services rendered on their individual annuity products.

              FEDERAL INCOME TAXES

              The Company files a consolidated income tax return with its subsidiaries. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              RISKS AND UNCERTAINTIES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period.
              Actual results could differ significantly from those estimates.

              The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                   -  Investment valuation
                   -  Amortization of deferred policy acquisition costs
                   -  Amortization of present value of future profits
                   -  Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing policies when the Company was purchased by GALIC and policies recaptured from OakRe. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1998.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments,
                      and Accrued Investment Income

                  The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available-for-sale.

                  Investment Securities and Mortgage Loans
                     (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

                  Interest Rate Swaps and Financial Futures Contracts

                  The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 5 for fair value disclosures).

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1998 and 1997, the cash surrender value of policyholder deposits was approximately $103.2 million and $151.5 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective in December 1998, the Company entered into a financing reinsurance agreement with GALIC. The reinsurance agreement provides that the Company will reinsurance a block of annuity business issued by GALIC on a 36% coinsurance basis. The Company recognized income and a corresponding receivable for $1.6 million related to the reinsurance agreement.

              The financing reinsurance agreement entered into with OakRe as a condition to the purchase of the Company does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

              During 1997, the Company entered into a financing reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products. The agreement contains recapture provisions, at the option of the Company, beginning in 1999 at a rate of 20% per year. Deposits recorded under the contract were approximately $219 million and $120 million and are reflected as policyholder deposits in the consolidated balance sheets at December 31, 1998 and 1997, respectively.

              RECENTLY ADOPTED ACCOUNTING STANDARDS

              On January 1, 1998, SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, became fully effective. Previously, the Financial Accounting Standards Board (the FASB) had deferred until that date certain provisions of SFAS No. 125 pertaining to repurchase agreements, securities lending, and similar financing transactions. As a result of adopting the deferred provisions of SFAS No. 125, the Company has recognized on its December 31, 1998 consolidated balance sheet cash of approximately $25,923,000 related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions. Restatement of prior period financial statements is not permitted.

              In June 1997, the Financial Accounting Standards Board issued SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. SFAS No. 130 is effective for the fiscal year beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided is required for comparative purposes. The Company has elected to adopt SFAS No. 130 in 1998. The adoption of SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, was issued in June 1998. SFAS No. 133 requires all derivative instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies would apply such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. Change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              SFAS No. 133 is effective for the Company beginning January 1, 2000. The Company's management is currently evaluating the impact of SFAS No. 133; at present, the management does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

  (3)  INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1998 and 1997, are as follows:

                                                                       1998
                                   -----------------------------------------------------------------------------
                                                       GROSS          GROSS         ESTIMATED
                                     AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                       COST            GAINS          LOSSES          VALUE           VALUE
                                   --------------  -------------- --------------- --------------- --------------
                                                                  (IN THOUSANDS)
Debt securities:
    U.S. Government
       treasuries                $       28,288            249            (84)          28,453          28,453
    Collateralized mortgage
    obligations                         303,577          3,067         (1,571)         305,073         305,073
    Corporate, state,
    municipalities, and
    political subdivisions            1,043,333         19,736        (25,082)       1,037,987       1,037,987
                                   --------------  -------------- --------------- --------------- --------------

        Total debt securities         1,375,198         23,052        (26,737)       1,371,513       1,371,513

Equity securities                         9,037             --             --            9,037           9,037
Mortgage loans (net)                    312,865         17,500             --          330,365         312,865
Policy loans                             26,295             --             --           26,295          26,295
                                   --------------  -------------- --------------- --------------- --------------

        Total investments        $    1,723,395         40,552        (26,737)       1,737,210       1,719,710
                                   ==============  ============== =============== =============== ==============

Company's beneficial interest
    in separate accounts
                                 $            2             --             --                2               2
                                   ==============  ============== =============== =============== ==============


                                                                       1997
                                   -----------------------------------------------------------------------------
                                                       GROSS          GROSS         ESTIMATED
                                     AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                       COST            GAINS          LOSSES          VALUE           VALUE
                                   --------------  -------------- --------------- --------------- --------------
                                                                  (IN THOUSANDS)
Debt securities:
    U.S. Government
    treasuries                   $        8,067            121             --            8,188           8,188
    Collateralized mortgage
    obligations                         370,802          4,504           (524)         374,782         374,782
    Corporate, state,
    municipalities, and
    political subdivisions              890,493         14,867         (8,083)         897,277         897,277
                                   --------------  -------------- --------------- --------------- --------------

        Total debt securities         1,269,362         19,492         (8,607)       1,280,247       1,280,247

Mortgage loans (net)                    348,206         24,346             --          372,552         348,206
Policy loans                             24,228             --             --           24,228          24,228
                                   --------------  -------------- --------------- --------------- --------------

        Total investments        $    1,641,796         43,838         (8,607)       1,677,027       1,652,681
                                   ==============  ============== =============== =============== ==============

Company's beneficial interest
    in separate accounts
                                 $          300              9             --              309             309
                                   ==============  ============== =============== =============== ==============

The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                             1998
                                                  ------------------------------
                                                                   ESTIMATED
                                                   AMORTIZED         FAIR
                                                      COST          VALUE
                                                  --------------  --------------
                                                        (IN THOUSANDS)
Less than one year                              $       55,653          54,942
Due after one year through five years                  504,712         498,469
Due after five years through ten years                 390,086         392,828
Due after ten years                                    121,170         120,201
Mortgage-backed securities                             303,577         305,073
                                                  --------------  --------------

              Total                             $    1,375,198       1,371,513
                                                  ==============  ==============

        At December 31, 1998, approximately 89.8% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 10.2% noninvestment grade debt securities, 7.4% are rated as BB, 2.4% are rated as B, and 0.4% are rated C and treated as impaired.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1998 had market values totaling $25,247,750. Cash of $25,923,295 was held as collateral to secure this agreement.
        Income on the Company's security lending program in 1998 was immaterial.

        The Company had two impaired debt securities, of which one became nonincome producing on December 31, 1998. All debt securities were income producing at December 31, 1997.

The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:
                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Income on debt securities                                              $    94,876        84,203       53,632
Income on short-term investments                                             2,720         2,265        2,156
Income on interest rate swaps                                                   71            43           --
Income on policy loans                                                       1,980         1,852        1,454
Interest on mortgage loans                                                  28,650        24,890       13,633
Income on separate account investments                                          13         2,637          772
Loss on derivatives                                                             --        (2,035)      (1,640)
Miscellaneous interest                                                       1,644          (258)       1,773
                                                                         ------------  ------------ -------------

              Total investment income                                      129,954       113,597       71,780

Investment expenses                                                         (2,142)       (1,936)      (1,151)
                                                                         ------------  ------------ -------------

              Net investment income                                    $   127,812       111,661       70,629

Net realized capital gains (losses) are as follows:
    Debt securities                                                    $    (1,600)          537          469
    Mortgage loans                                                              --            27            4
    Short-term investments                                                      --            (1)          (1)
                                                                         ------------  ------------ -------------

              Net realized gains (losses) on investments               $    (1,600)          563          472
                                                                         ============  ============ =============


                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Unrealized appreciation (depreciation) are as follows:
    Debt securities                                                    $   (3,685)        10,885       (3,192)
    Effects on deferred acquisition costs
       amortization                                                         3,215         (3,781)       1,561
    Effects on PVFP amortization                                             (473)        (2,901)         425
                                                                         ------------  ------------ -------------

         Unrealized appreciation (depreciation)
           before income tax                                                 (943)         4,203       (1,206)

    Unrealized income tax benefit (expense)                                   329         (1,471)         422
                                                                         ------------  ------------ -------------

         Net unrealized appreciation (depreciation)
           on investments                                              $     (614)         2,732         (784)
                                                                         ============  ============ =============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $486,264,174. Gross gains of $5,102,040 and gross losses of $6,601,099 were realized on those sales. Included in these amounts were $1,002,539 of gross gains and $6,011,305 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1998 impairment adjustment totaling approximately $100,000 related to two debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1996 were $223,430,495. Gross gains of $1,158,518 and gross losses of $687,126 were realized on those sales. Included in these amounts were $28,969 of gross gains realized on the sale of noninvestment grade securities.

        Securities with a carrying value of approximately $6,400,000 at December 31, 1998 were deposited with government authorities as required by law.

  (4)   SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 1998 and 1997.

  (5)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        A derivative financial instrument, in very general terms, refers to a security whose value is derived from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to fair value monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

              At December 31, 1998, the Company had two outstanding interest rate swap agreements which expire at 2002 and 2003. Under the agreements, the Company receives a fixed rate of 6.63% and 6.70% on a notional amount of $7 and $8 million, respectively, and pays a floating rate based on London Interbank Offered Rate (LIBOR). The estimated fair value of the agreements at December 31, 1998 was a net unrealized gain of approximately $0.6 million which is recognized in the accompanying consolidated balance sheet.

              At December 31, 1997, the Company has one outstanding interest rate swap agreement which expires in 2002. Under the agreement, the Company receives a fixed rate of 6.63% on $7.0 million and pays a floating rate based on LIBOR. At December 31, 1997, the estimated fair value of the agreement was immaterial.

              Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of income.

              FUTURES

              In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts during 1997 and 1996. No financial futures contracts were held during 1998. The Company recorded $-0-, $2,035,309, and $1,639,717 of losses from terminated contracts as a component of net investment income during 1998, 1997 and 1996, respectively. The Company also recorded gains of $-0-, $2,636,999, and $2,007,720 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1998, 1997, and 1996, respectively.

              A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company utilized futures on the S&P 500 index in 1997. Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to an agreed upon portion of the notional obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract with the related income or loss reflected in the consolidated statement of income as a contra to changes in fair value of the hedged securities.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. It is the Company's policy to deal only with highly rated companies.

  (6)   COMPREHENSIVE INCOME

The components of comprehensive income are as follows:

                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Net income                                                             $    13,894         8,978        3,601
                                                                         ------------  ------------ -------------
Other comprehensive income (loss), before tax -
    unrealized appreciation (depreciation) of debt and
       equity securities arising during period:
          Unrealized holding appreciation (depreciation)
              of debt and equity securities                                (12,971)       13,514      (14,387)
          Adjustment to deferred acquisition costs
              attributable to unrealized
              (appreciation) depreciation                                    6,228        (5,128)       1,614
          Adjustment to PVFP attributable to unrealized
              (appreciation) depreciation                                    2,161        (3,193)       7,130
                                                                         ------------  ------------ -------------

               Total unrealized appreciation (depreciation)
                  arising during period                                     (4,582)        5,193       (5,643)

    Less reclassification adjustments for realized (gains) losses included in net income:
          Adjustment for (gains) losses included in
              net realized gains (losses) on sales
              of investments                                                 1,600          (563)        (472)
          Adjustment for (gains) losses included in
              amortization of PVFP                                            (768)          214           53
          Adjustment for (gains) losses included in
              amortization of deferred acquisition costs                      (267)          133          234
                                                                         ------------  ------------ -------------

               Total reclassification adjustments for (gains)
                  losses included in net income                                565          (216)        (185)
                                                                         ------------  ------------ -------------

               Other comprehensive income (loss) before related
                  income tax expense (benefit)                              (5,147)        5,409       (5,458)

Related income tax expense (benefit)                                        (1,801)        1,893       (1,910)
                                                                         ------------  ------------ -------------

               Other comprehensive income (loss), net of tax                (3,346)        3,516       (3,548)
                                                                         ------------  ------------ -------------

               Comprehensive income                                    $    10,548        12,494           53
                                                                         ============  ============ =============

  (7)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1998, 1997, and 1996, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1998, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

  (8)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $0.2 million of state income tax recoveries.

Income taxes are recorded in the consolidated statement of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended
December 31 is allocated as follows:

                                                              1998          1997          1996
                                                           ------------  ------------ -------------
                                                                       (IN THOUSANDS)
Statements of income:
    Operating income (excluding realized
       investment gains and losses)                      $    3,906        5,464         2,493
    Realized investment gains (losses)                         (533)         197           162
                                                           ------------  ------------ -------------

         Income tax expense (benefit)
           included in the consolidated
           statements of income                               3,373        5,661         2,655

Shareholder's equity -
    change in deferred federal income
       taxes related to unrealized
       appreciation (depreciation)
       on securities                                         (1,801)       1,893        (1,910)
                                                           ------------  ------------ -------------

         Total income tax expense                        $    1,572        7,554           745
                                                           ============  ============ =============


The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:
                                                          1998                 1997                1996
                                                   ------------------   ------------------- --------------------
                                                                          (IN THOUSANDS)
Computed expected tax expense                   $    6,043     35.0% $    5,124  35.0%    $   2,190     35.0%
State income taxes, net                                 (8)      --         (33) (0.2)           77      1.2
Amortization of intangible assets                      396      2.3         396   2.7           320      5.1
Dividend received deduction - separate
    account                                         (3,183)   (18.5)         --    --            --      --
Other                                                  125      0.7         174   1.2            68      1.1
                                                   --------- --------   -------- ---------- --------- ----------

             Total                              $    3,373     19.5% $    5,661  38.7%    $   2,655     42.4%
                                                   ========= ========   ======== ========== ========= ==========

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1998 and
1997 follows:
                                                                            1998         1997
                                                                         -----------  ------------
                                                                              (IN THOUSANDS)
Deferred tax assets:
    Policy reserves                                                    $    31,003       25,312
    Liability for commissions on recapture                                   2,896        4,715
    Tax basis of intangible assets purchased                                 5,351        5,791
    DAC "Proxy Tax"                                                         20,619       14,594
    Other deferred tax assets                                                2,690           31
                                                                         -----------  ------------

              Total deferred tax assets                                     62,559       50,443
                                                                         -----------  ------------

Deferred tax liabilities:
    PVFP                                                                    11,013        9,734
    Unrealized (depreciation) appreciation on investments                     (330)       1,472
    Deferred policy acquisition costs                                       46,190       29,514
    Other deferred tax liabilities                                             900        1,790
                                                                         -----------  ------------

              Total deferred tax liabilities                                57,773       42,510
                                                                         -----------  ------------

              Net deferred tax assets                                  $     4,786        7,933
                                                                         ===========  ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

  (9)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, CLMC and Navisys Incorporated, affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000. The purchased assets are the administrative and service systems that provide the marketing, underwriting, claims, and administrative functions for the Company's life and annuity products. On January 1, 1998, the purchased assets of J&H/KVI were merged into Cova Life Administrative Service Company (CLASC). Navisys Incorporated purchased 51% of CLASC, the remaining 49% was purchased by CLMC.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. CLASC provides various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies in 1998, 1997, and 1996 for the Company were $20,923,330, $9,400,517, and $6,618,303, respectively.

        In 1998 and 1997, the Company received approximately $3.2 million and $1.1 million, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

        On December 31, 1996, Cova Corporation transferred its ownership of CFLIC to the Company. The transfer of ownership was recorded as additional paid-in capital and increased shareholder's equity on the Company's December 31, 1996 balance sheet by approximately $16.9 million. This change in direct ownership had no effect on the operations of either the Company or CFLIC as both entities had existed under common management and control prior to the December 31, 1996 transfer. Although CFLIC's balance sheet is fully consolidated with the Company's December 31, 1996 balance sheet, CFLIC's 1996 income and cash flows statements have not been consolidated with the Company's 1996 income or cash flows statements. However, CFLIC's December 31, 1996 cash balance of $6.7 million is included in the Company's consolidated cash flows statement.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred tax under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                 1998          1997
                                                              -------------  -------------
                                                                    (IN THOUSANDS)
Statutory capital and surplus                              $      104,740        90,439
Reconciling items:
    GAAP investment valuation reserves                               (510)         (237)
    Statutory asset valuation reserve                              19,206        18,301
    Statutory interest maintenance reserve                          5,983         3,080
    GAAP investment adjustments to fair value                      (3,685)       10,885
    GAAP deferred policy acquisition costs                        131,973        84,326
    GAAP basis policy reserves                                    (52,305)      (39,921)
    GAAP deferred federal income taxes (net)                        4,786         7,933
    GAAP guarantee assessment adjustment                           (9,700)       (9,700)
    GAAP goodwill                                                  18,373        19,457
    GAAP present value of future profits                           42,230        41,486
    GAAP future purchase price payable                             (6,976)      (12,173)
    Other                                                          (2,029)       (1,338)
                                                              -------------  -------------

          GAAP shareholder's equity                        $      252,086       212,538
                                                              =============  =============


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996




        Statutory  net losses for  CFSLIC  for the years  ended
        December 31,  1998,  1997,  and 1996 were  $2,830,105,
        $9,816,357, and $13,575,788, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1998 statutory net loss and the Company's negative earned surplus at December 31, 1998, no dividends are permissible in 1999 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1998, the Company's total adjusted capital and authorized control level RBC were $123,947,126 and $27,386,910, respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1998, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium of other state taxes over, most commonly, five years.

        In November 1998, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9,700,000 in future assessments on insolvencies that occurred before December 31, 1998. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,700,000. The Company paid approximately $1,500,000, $3,000,000, and $2,000,000 in guaranty fund assessments in 1998, 1997, and 1996, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 1998 were not material.

(12)    SUBSEQUENT EVENT

        On January 31, 1999, the Company modified its financing reinsurance agreement with RGA related to the Company's certain single premium deferred annuity products. Under the modified financing reinsurance agreement, the Company will no longer reinsure any new single premium deferred annuity product policies with RGA.





APPENDIX --
ILLUSTRATION OF POLICY VALUES



In order to show you how the Policy works, we created some hypothetical examples. We chose two males ages 50 and 60. Our hypothetical Insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the two examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $6,000 for the 50-year-old example and $9,000 for the 60-year-old example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12 %. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy Years 1-10, .45% for Policy Years 11-20 and .35% thereafter) and advisory fee and operating expenses (equal to approximately .92%). When these costs are taken into account, the net annual investment return rates (net of an average of 1.47% for these charges) are approximately -1.47, 4.53% and 10.53%. The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Cash Value, Cash Surrender Value and Death Benefit.

We used the charges we described in the Expenses Section of this prospectus. These charges are:

(1) A Federal tax charge of 1.3% and a Premium Tax Charge of 2.1% of each premium paid;

(2) A first year Sales Charge of 15% of premium up to Target Premium, 5% of premium above Target Premium. (The Sales Charge decreases to 5% of premium paid in Policy Years 2-10 and 2% of premium paid in Policy Years 11 and thereafter);

(3) A Monthly Policy Charge of $25 for the first Policy year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any Surrender Charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed Insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,900              2,179        250,000          3,011           1,290         250,000
      2             12,915            8,236              6,515        250,000          6,493           4,772         250,000
      3             19,861           12,425             10,704        250,000          9,821           8,100         250,000
      4             27,154           16,480             14,758        250,000         12,987          11,265         250,000
      5             34,811           20,407             18,686        250,000         15,973          14,252         250,000

      6             42,852           24,226             22,696        250,000         18,771          17,241         250,000
      7             51,295           27,934             26,787        250,000         21,367          20,219         250,000
      8             60,159           31,544             30,779        250,000         23,755          22,990         250,000
      9             69,467           35,046             34,663        250,000         25,925          25,543         250,000
     10             79,241           38,435             38,435        250,000         27,856          27,856         250,000

     15            135,945           57,161             57,161        250,000         36,793          36,793         250,000
     20            208,316           70,699             70,699        250,000         34,833          34,833         250,000
     25            300,681           78,453             78,453        250,000         13,294          13,294         250,000
     30            418,565           76,982             76,982        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,170              2,449        250,000          3,253           1,532         250,000
      2             12,915            9,049              7,328        250,000          7,197           5,476         250,000
      3             19,861           14,066             12,345        250,000         11,218           9,496         250,000
      4             27,154           19,237             17,516        250,000         15,309          13,587         250,000
      5             34,811           24,577             22,856        250,000         19,458          17,736         250,000

      6             42,852           30,112             28,582        250,000         23,657          22,127         250,000
      7             51,295           35,851             34,704        250,000         27,897          26,750         250,000
      8             60,159           41,814             41,049        250,000         32,177          31,412         250,000
      9             69,467           48,004             47,621        250,000         36,490          36,107         250,000
     10             79,241           54,427             54,427        250,000         40,821          40,821         250,000

     15            135,945           94,792             94,792        250,000         66,656          66,656         250,000
     20            208,316          143,349            143,349        250,000         91,597          91,597         250,000
     25            300,681          205,673            205,673        250,000        113,170         113,170         250,000
     30            418,565          288,544            288,544        302,971        124,201         124,201         250,000

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,441              2,719        250,000          3,495           1,774         250,000
      2             12,915            9,896              8,175        250,000          7,932           6,211         250,000
      3             19,861           15,842             14,121        250,000         12,735          11,014         250,000
      4             27,154           22,343             20,622        250,000         17,935          16,214         250,000
      5             34,811           29,467             27,745        250,000         23,563          21,841         250,000

      6             42,852           37,299             35,769        250,000         29,657          28,127         250,000
      7             51,295           45,920             44,772        250,000         36,263          35,115         250,000
      8             60,159           55,425             54,660        250,000         43,439          42,674         250,000
      9             69,467           65,907             65,525        250,000         51,250          50,868         250,000
     10             79,241           77,473             77,473        250,000         59,762          59,762         250,000

     15            135,945          161,776            161,776        250,000        121,561         121,561         250,000
     20            208,316          302,944            302,944        351,415        226,692         226,692         262,963
     25            300,681          537,847            537,847        575,496        406,808         406,808         435,285
     30            418,565          927,279            927,279        973,643        703,234         703,234         738,396

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,895              2,173        253,895          2,992           1,270         252,992
      2             12,915            8,215              6,494        258,215          6,434           4,712         256,434
      3             19,861           12,377             10,656        262,377          9,699           7,978         259,699
      4             27,154           16,390             14,669        266,390         12,776          11,054         262,776
      5             34,811           20,259             18,538        270,259         15,644          13,923         265,644

      6             42,852           24,003             22,473        274,003         18,290          16,760         268,290
      7             51,295           27,617             26,470        277,617         20,697          19,549         270,697
      8             60,159           31,114             30,349        281,114         22,856          22,091         272,856
      9             69,467           34,479             34,096        284,479         24,753          24,371         274,753
     10             79,241           37,705             37,705        287,705         26,363          26,363         276,363

     15            135,945           55,016             55,016        305,016         32,645          32,645         282,645
     20            208,316           65,119             65,119        315,119         25,928          25,928         275,928
     25            300,681           66,386             66,386        316,386              0               0               0
     30            418,565           54,153             54,153        304,153              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,164              2,443        254,164          3,232           1,510         253,232
      2             12,915            9,026              7,305        259,026          7,131           5,410         257,131
      3             19,861           14,011             12,290        264,011         11,077           9,355         261,077
      4             27,154           19,130             17,409        269,130         15,056          13,335         265,056
      5             34,811           24,395             22,673        274,395         19,047          17,326         269,047

      6             42,852           29,826             28,296        279,826         23,033          21,503         273,033
      7             51,295           35,427             34,280        285,427         26,992          25,845         276,992
      8             60,159           41,215             40,450        291,215         30,912          30,147         280,912
      9             69,467           47,183             46,800        297,183         34,772          34,390         284,772
     10             79,241           53,329             53,329        303,329         38,539          38,539         288,539

     15            135,945           90,890             90,890        340,890         58,818          58,818         308,818
     20            208,316          131,061            131,061        381,061         69,765          69,765         319,765
     25            300,681          172,470            172,470        422,470         59,967          59,967         309,967
     30            418,565          209,203            209,203        459,203          7,675           7,675         257,675

* These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,434              2,713        254,434          3,473           1,752         253,473
      2             12,915            9,871              8,150        259,871          7,859           6,138         257,859
      3             19,861           15,780             14,059        265,780         12,574          10,852         262,574
      4             27,154           22,217             20,496        272,217         17,634          15,913         267,634
      5             34,811           29,242             27,521        279,242         23,055          21,333         273,055

      6             42,852           36,933             35,403        286,933         28,854          27,324         278,854
      7             51,295           45,356             44,209        295,356         35,050          33,903         285,050
      8             60,159           54,597             53,832        304,597         41,674          40,909         291,674
      9             69,467           64,725             64,343        314,725         48,750          48,367         298,750
     10             79,241           75,826             75,826        325,826         56,295          56,295         306,295

     15            135,945          154,615            154,615        404,615        106,739         106,739         356,739
     20            208,316          277,264            277,264        527,264        173,688         173,688         423,688
     25            300,681          471,401            471,401        721,401        258,478         258,478         508,478
     30            418,565          776,862            776,862      1,026,862        353,634         353,634         603,634

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,900              2,179        250,000          3,011           1,290         250,000
      2             12,915            8,236              6,515        250,000          6,493           4,772         250,000
      3             19,861           12,425             10,704        250,000          9,821           8,100         250,000
      4             27,154           16,480             14,758        250,000         12,987          11,265         250,000
      5             34,811           20,407             18,686        250,000         15,973          14,252         250,000

      6             42,852           24,226             22,696        250,000         18,771          17,241         250,000
      7             51,295           27,934             26,787        250,000         21,367          20,219         250,000
      8             60,159           31,544             30,779        250,000         23,755          22,990         250,000
      9             69,467           35,046             34,663        250,000         25,925          25,543         250,000
     10             79,241           38,435             38,435        250,000         27,856          27,856         250,000

     15            135,945           57,161             57,161        250,000         36,793          36,793         250,000
     20            208,316           70,699             70,699        250,000         34,833          34,833         250,000
     25            300,681           78,453             78,453        250,000         13,294          13,294         250,000
     30            418,565           76,982             76,982        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,170              2,449        250,000          3,253           1,532         250,000
      2             12,915            9,049              7,328        250,000          7,197           5,476         250,000
      3             19,861           14,066             12,345        250,000         11,218           9,496         250,000
      4             27,154           19,237             17,516        250,000         15,309          13,587         250,000
      5             34,811           24,577             22,856        250,000         19,458          17,736         250,000

      6             42,852           30,112             28,582        250,000         23,657          22,127         250,000
      7             51,295           35,851             34,704        250,000         27,897          26,750         250,000
      8             60,159           41,814             41,049        250,000         32,177          31,412         250,000
      9             69,467           48,004             47,621        250,000         36,490          36,107         250,000
     10             79,241           54,427             54,427        250,000         40,821          40,821         250,000

     15            135,945           94,792             94,792        250,000         66,656          66,656         250,000
     20            208,316          143,349            143,349        250,000         91,597          91,597         250,000
     25            300,681          204,319            204,319        288,508        113,170         113,170         250,000
     30            418,565          276,453            276,453        359,209        124,201         124,201         250,000

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 50, Preferred Rate Class
                       $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,441              2,719        250,000          3,495           1,774         250,000
      2             12,915            9,896              8,175        250,000          7,932           6,211         250,000
      3             19,861           15,842             14,121        250,000         12,735          11,014         250,000
      4             27,154           22,343             20,622        250,000         17,935          16,214         250,000
      5             34,811           29,467             27,745        250,000         23,563          21,841         250,000

      6             42,852           37,299             35,769        250,000         29,657          28,127         250,000
      7             51,295           45,920             44,772        250,000         36,263          35,115         250,000
      8             60,159           55,425             54,660        250,000         43,439          42,674         250,000
      9             69,467           65,907             65,525        250,000         51,250          50,868         250,000
     10             79,241           77,473             77,473        250,000         59,762          59,762         250,000

     15            135,945          161,621            161,621        285,169        121,561         121,561         250,000
     20            208,316          296,296            296,296        463,919        221,101         221,101         346,185
     25            300,681          510,626            510,626        721,030        368,944         368,944         520,967
     30            418,565          846,765            846,765      1,100,244        579,522         579,522         753,002

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,753              2,862        250,000          3,192             300         250,000
      2             19,373           12,096              9,205        250,000          6,934           4,043         250,000
      3             29,791           18,097             15,206        250,000         10,324           7,433         250,000
      4             40,731           23,868             20,976        250,000         13,323          10,431         250,000
      5             52,217           29,376             26,484        250,000         15,889          12,997         250,000

      6             64,278           34,765             32,195        250,000         17,984          15,414         250,000
      7             76,942           39,965             38,038        250,000         19,579          17,651         250,000
      8             90,239           44,963             43,678        250,000         20,633          19,348         250,000
      9            104,201           49,767             49,125        250,000         21,105          20,462         250,000
     10            118,861           54,316             54,316        250,000         20,936          20,936         250,000

     15            203,917           79,240             79,240        250,000         12,685          12,685         250,000
     20            312,473           92,341             92,341        250,000              0               0               0
     25            451,021           93,430             93,430        250,000              0               0               0
     30            627,847           72,262             72,262        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,153              3,262        250,000          3,510             619         250,000
      2             19,373           13,301             10,409        250,000          7,820           4,929         250,000
      3             29,791           20,521             17,630        250,000         12,031           9,140         250,000
      4             40,731           27,930             25,038        250,000         16,098          13,207         250,000
      5             52,217           35,504             32,613        250,000         19,976          17,084         250,000

      6             64,278           43,399             40,829        250,000         23,620          21,050         250,000
      7             76,942           51,562             49,634        250,000         26,995          25,068         250,000
      8             90,239           59,997             58,712        250,000         30,056          28,771         250,000
      9            104,201           68,734             68,091        250,000         32,755          32,113         250,000
     10            118,861           77,736             77,736        250,000         35,027          35,027         250,000

     15            203,917          135,170            135,170        250,000         43,288          43,288         250,000
     20            312,473          205,864            205,864        250,000         18,647          18,647         250,000
     25            451,021          303,646            303,646        318,828              0               0               0
     30            627,847          423,832            423,832        445,024              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,554              3,663        250,000          3,831             939         250,000
      2             19,373           14,556             11,665        250,000          8,751           5,860         250,000
      3             29,791           23,147             20,256        250,000         13,898          11,007         250,000
      4             40,731           32,509             29,618        250,000         19,265          16,374         250,000
      5             52,217           42,700             39,809        250,000         24,846          21,995         250,000

      6             64,278           53,961             51,391        250,000         30,645          28,075         250,000
      7             76,942           66,349             64,422        250,000         36,680          34,752         250,000
      8             90,239           79,989             78,704        250,000         42,969          41,684         250,000
      9            104,201           95,046             94,404        250,000         49,542          48,899         250,000
     10            118,861          111,653            111,653        250,000         56,425          56,425         250,000

     15            203,917          235,899            235,899        252,412        105,506         105,506         250,000
     20            312,473          445,641            445,641        467,923        184,358         184,358         250,000
     25            451,021          790,892            790,892        830,436        347,737         347,737         365,124
     30            627,847        1,350,440          1,350,440      1,417,962        610,131         610,131         640,637

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,740              2,848        255,470          3,123             232         253,123
      2             19,373           12,045              9,154        262,045          6,738           3,847         256,738
      3             29,791           17,970             15,078        267,970          9,934           7,043         259,934
      4             40,731           23,622             20,731        273,622         12,666           9,775         262,666
      5             52,217           28,957             26,066        278,957         14,885          11,994         264,885

      6             64,278           34,134             31,564        284,134         16,550          13,980         266,550
      7             76,942           39,065             37,137        289,065         17,630          15,702         267,630
      8             90,239           43,725             42,440        293,725         18,086          16,801         268,086
      9            104,201           48,119             47,476        298,119         17,882          17,239         267,882
     10            118,861           52,159             52,159        302,159         16,969          16,969         266,969

     15            203,917           72,272             72,272        322,272          4,106           4,106         254,106
     20            312,473           72,952             72,952        322,952              0               0               0
     25            451,021           53,011             53,011        303,011              0               0               0
     30            627,847            3,020              3,020        253,020              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.




APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,139              3,247        256,139          3,437             545         253,437
      2             19,373           13,245             10,353        263,245          7,603           4,711         257,603
      3             29,791           20,375             17,484        270,375         11,579           8,688         261,579
      4             40,731           27,637             24,746        277,637         15,305          12,414         265,305
      5             52,217           34,987             32,096        284,987         18,712          15,821         268,712

      6             64,278           42,587             40,017        292,587         21,735          19,165         271,735
      7             76,942           50,356             48,428        300,356         24,316          22,388         274,316
      8             90,239           58,272             56,987        308,272         26,385          25,100         276,385
      9            104,201           66,343             65,700        316,343         27,875          27,232         277,875
     10            118,861           74,481             74,481        324,481         28,697          28,697         278,697

     15            203,917          122,416            122,416        372,416         24,374          24,374         274,374
     20            312,473          161,679            161,679        411,679              0               0               0
     25            451,021          187,762            187,762        437,762              0               0               0
     30            627,847          184,563            184,563        434,563              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,539              3,647        256,539          3,753             861         253,753
      2             19,373           14,494             11,603        264,494          8,510           5,619         258,510
      3             29,791           22,981             20,089        272,981         13,378          10,487         263,378
      4             40,731           32,164             29,272        282,164         18,315          15,423         268,315
      5             52,217           42,065             39,174        292,065         23,268          20,377         273,268

      6             64,278           52,924             50,354        302,924         28,189          25,619         278,189
      7             76,942           64,745             62,817        314,745         33,030          31,102         283,030
      8             90,239           77,600             76,315        327,600         37,734          36,449         287,734
      9            104,201           91,599             90,956        341,599         42,238          41,595         292,238
     10            118,861          106,764            106,764        356,764         46,459          46,459         296,459

     15            203,917          212,381            212,381        462,381         65,762          65,762         315,762
     20            312,473          363,427            363,427        613,427         51,848          51,848         301,848
     25            451,021          588,710            588,710        838,710              0               0               0
     30            627,847          922,255            922,255      1,172,255              0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,753              2,862        250,000          3,192             300         250,000
      2             19,373           12,096              9,205        250,000          6,934           4,043         250,000
      3             29,791           18,097             15,206        250,000         10,324           7,433         250,000
      4             40,731           23,868             20,976        250,000         13,323          10,431         250,000
      5             52,217           29,376             26,484        250,000         15,889          12,997         250,000

      6             64,278           34,765             32,195        250,000         17,984          15,414         250,000
      7             76,942           39,965             38,038        250,000         19,579          17,651         250,000
      8             90,239           44,963             43,678        250,000         20,633          19,348         250,000
      9            104,201           49,767             49,125        250,000         21,105          20,462         250,000
     10            118,861           54,316             54,316        250,000         20,936          20,936         250,000

     15            203,917           79,240             79,240        250,000         12,685          12,685         250,000
     20            312,473           92,341             92,341        250,000              0               0               0
     25            451,021           93,430             93,430        250,000              0               0               0
     30            627,847           72,262             72,262        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,153              3,262        250,000          3,510             619         250,000
      2             19,373           13,301             10,409        250,000          7,820           4,929         250,000
      3             29,791           20,521             17,630        250,000         12,031           9,140         250,000
      4             40,731           27,930             25,038        250,000         16,098          13,207         250,000
      5             52,217           35,504             32,613        250,000         19,976          17,084         250,000

      6             64,278           43,399             40,829        250,000         23,620          21,050         250,000
      7             76,942           51,562             49,634        250,000         26,995          25,068         250,000
      8             90,239           59,997             58,712        250,000         30,056          28,771         250,000
      9            104,201           68,734             68,091        250,000         32,755          32,113         250,000
     10            118,861           77,736             77,736        250,000         35,027          35,027         250,000

     15            203,917          135,170            135,170        250,000         43,288          43,288         250,000
     20            312,473          205,401            205,401        266,887         18,647          18,647         250,000
     25            451,021          291,520            291,520        354,238              0               0               0
     30            627,847          391,442            391,442        452,390              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.





APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)
                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                     Flexible Premium Variable Life Insurance
                                             Hypothetical Illustration
                                                    SINGLE LIFE
                                     Male, Issue Age 60, Preferred Rate Class
                       $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                            Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,554              3,663       ,250,000          3,831             939         250,000
      2             19,373           14,556             11,665        250,000          8,751           5,860         250,000
      3             29,791           23,147             20,256        250,000         13,898          11,007         250,000
      4             40,731           32,509             29,618        250,000         19,265          16,374         250,000
      5             52,217           42,700             39,809        250,000         24,846          21,955         250,000

      6             64,278           53,961             51,391        250,000         30,645          28,075         250,000
      7             76,942           66,349             64,422        250,000         36,680          34,752         250,000
      8             90,239           79,989             78,704        250,000         42,969          41,684         250,000
      9            104,201           95,046             94,404        250,000         49,542          48,899         250,000
     10            118,861          111,653            111,653        250,000         56,425          56,425         250,000

     15            203,917          234,099            234,099        330,560        105,506         105,506         250,000
     20            312,473          425,403            425,403        552,747        184,358         184,358         250,000
     25            451,021          725,166            725,166        881,179        320,111         320,111         388,980
     30            627,847        1,188,564          1,188,564      1,373,623        508,375         508,375         587,529

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

                                   [back cover]

                                      COVA
                 Cova Financial Services Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                                  Service Office
                                  P.O. Box 66757
                              St. Louis, MO 63166-6757
                                  877-357-4419









CL-4276 (11/99)             Policy Form Series CLP001        21-CVUL-MOSL 11/99